Registration No. 33-67012
==============================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       [ ]
                   Pre-Effective Amendment No.  _______                    [ ]
                   Post-Effective Amendment No. ___4___                    [X]
                                   and/or
          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                              Amendment No. ___5___                        [X]

                          LB VARIABLE ANNUITY ACCOUNT I
                            (Exact Name of Registrant)

                               LUTHERAN BROTHERHOOD
                                (Name of Depositor)

              625 Fourth Avenue South, Minneapolis, Minnesota     55415
  (Address of Depositor's Principal Executive Offices)         ( Zip Code)

        Depositor's Telephone Number, including Area Code:  (612) 340-7215

                                 David J. Larson
                Senior Vice President, Secretary and General Counsel
                               Lutheran Brotherhood
                             625 Fourth Avenue South
                           Minneapolis, Minnesota  55415
                      (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

  [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485
  [ ]  on (date) pursuant to paragraph (b) of Rule 485
  [ ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485
  [X]  on May 1, 1996 pursuant to paragraph (a)(i) of Rule 485
  [ ]  75 days after filing pursuant to paragraph (a)(ii) of Rule 485
  [ ]  on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

  [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

==============================================================================

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

  [X]  filed the Notice required by that Rule on February 22, 1996; or
  [ ]  intends to file the Notice required by that Rule on or about (date); or
  [ ] during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

LB-VA\N-4\1996\cover

                        LB VARIABLE ANNUITY ACCOUNT I

                            CROSS REFERENCE SHEET


Pursuant to Rule 495 under the Securities Act of 1933 indicating the location in the Prospectus of the information called for by the Items of Parts A and B of Form N-4.

                                      Part A

Item Number and Caption                  Location
-----------------------                  --------

1.  Cover Page                           Cover Page

2.  Definitions                          Definitions

3.  Synopsis or Highlights               Summary

4.  Condensed Financial
    Information                          Condensed Financial Information

5.  General Description of Registrant,
    Depositor, and Portfolio Companies   Lutheran Brotherhood, the Variable
                                         Account and the Fund; Voting Rights;
                                         Sales and Other Agreements

6.  Deductions                           Charges and Deductions; Sales and
                                         Other Agreements

7.  General Description of
    Variable Annuity Contracts           Lutheran Brotherhood, the Variable
                                         Account and the Fund -- Addition,
                                         Deletion or Substitution of
                                         Investments; The Contracts --
                                         Allocation of Premiums; -- Surrenders
                                         (Redemptions); -- Transfers; --
                                         Contract Owner, Beneficiaries and
                                         Annuitants; Annuity Provisions --
                                         Frequency and Amount of Annuity
                                         Payments; General Provisions --
                                         Postponement of Payments

8.  Annuity Period                       Annuity Provisions

9.  Death Benefit                        The Contracts -- Death Benefit Before
                                         the Maturity Date; -- Death Benefit
                                         After the Maturity Date

10.  Purchases and Contract Value        The Contracts -- Issuance of a
                                         Contract; -- Allocation of Premiums;
                                         -- Accumulated Value; Accumulation
                                         Units and Accumulation Unit Value;
                                         Sales and Other Agreements

11.  Redemptions                         The Contracts -- Free Look Period; --
                                         Surrender (Redemptions); General
                                         Provisions -- Postponement of
                                         Payments

12.  Taxes                               Charges and Deductions -- Other
                                         Taxes; Federal Tax Status

13.  Legal Proceedings                   Legal Proceedings

14.  Table of Contents of the Statement
     of Additional Information           Statement of Additional Information
                                         Table of Contents


                                   Part B

15.  Cover Page                           Cover Page

16.  Table of Contents                    Table of Contents

17.  General Information and History      Introduction

18.  Services                             Administration of the Contracts;
                                          Custody of Assets; Independent
                                          Public Accountants and Financial
                                          Statements

19.  Purchase of Securities Being
     Offered                              Distribution of the Contracts

20.  Underwriters                         Distribution of the Contracts

21.  Calculation of Yield Quotations of
     Money Market Sub-Accounts            Calculation of Yield

22.  Annuity Payments                     See "Annuity Provisions" in Part A

23.  Financial Statements                 Independent Public Accountants and
                                          Financial Statements


                                     Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered in Part C to this Registration Statement.


LB-VA\N-4\1996\CrossRef

                              PROSPECTUS
                  ----------------------------------
                    INDIVIDUAL FLEXIBLE PREMIUM
                     VARIABLE ANNUITY CONTRACT
                              ISSUED BY
                        LUTHERAN BROTHERHOOD
  625 Fourth Avenue South * Minneapolis, Minnesota 55415 * (612) 340-7210
                  ----------------------------------

This Prospectus describes an individual flexible premium variable annuity contract (the "Contract") being offered by Lutheran Brotherhood ("LB"), a fraternal benefit society organized under the laws of the state of Minnesota. LB is offering the Contract only in situations in which the Annuitant is eligible for membership in Lutheran Brotherhood. The Contract may be sold to or in connection with retirement plans which may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date, unless otherwise agreed to by LB.

The Contract Owner may elect to have premiums accumulate on a variable basis and/or on a fixed basis. Premiums may be allocated, as designated by the Contract Owner, to one or more Subaccounts of LB Variable Annuity Account I (the "Variable Account"), a separate account of LB, and/or to the Fixed Account (which is the general account of LB, and which pays interest at a guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of LB Series Fund, Inc. (the "Fund"), which is a diversified, open-end management investment company (commonly known as a "mutual fund"). The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the six Portfolios of the Fund -- the Growth Portfolio, the High Yield Portfolio, the Income Portfolio, the Opportunity Growth Portfolio, the World Growth Portfolio, and the Money Market Portfolio. Additional Subaccounts (together with the related additional Portfolios of the Fund) may be added in the future. The Accumulated Value of the Contract in the Subaccounts and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolio whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by LB.


This Prospectus describes only the elements of the Contract pertaining to the Variable Account except where reference to the Fixed Account of the Contract is specifically made.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
         BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
       SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
       COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON
           THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
         REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                   ----------------------------------
This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. It is valid only when accompanied or preceded by the current Prospectus of LB Series Fund, Inc.
                   ----------------------------------


           The date of this Prospectus is May __, 1996.


[Continued from cover page]

On the date LB approves the Contract Owner's application, the initial premium and any interest accumulations accrued during the underwriting period will be allocated among the Subaccount(s) and the Fixed Account according to the Contract Owner's instructions. See "THE CONTRACTS--Allocation of Premiums." Subsequent premiums will be allocated among the Subaccounts and the Fixed Account in the same proportion as the initial premium, at the end of the Valuation Period in which the subsequent premium is received by LB.


Additional information about the Contract, LB and the Variable Account, contained in a Statement of Additional Information dated May __, 1996, has been filed with the Securities and Exchange Commission and is available upon request without charge by writing to Lutheran Brotherhood, 625 Fourth Avenue South, Minneapolis, Minnesota 55415. The Statement of Additional Information relating to the Contract having the same date as this Prospectus is incorporated by reference in this Prospectus. The Table of Contents for the Statement of Additional Information may be found on page __ of this Prospectus. Information about the Fixed Account may be found in the Appendix to this Prospectus.


                           TABLE OF CONTENTS
                                                          Page
DEFINITIONS
SUMMARY FEE TABLE
SUMMARY
LUTHERAN BROTHERHOOD, THE VARIABLE ACCOUNT AND THE FUND
  Lutheran Brotherhood
  The Variable Account
  LB Series Fund, Inc.
  Addition, Deletion or Substitution of Investments
THE CONTRACTS
  Issuance of a Contract
  Free Look Period
  Allocation of Premium
  Accumulated Value; Accumulation Units
    and Accumulation Unit Value
  Death Benefit Before the Maturity Date
  Death Benefit After the Maturity Date
  Surrender (Redemption)
  Transfers
  Telephone Transfers
  Special Transfer Service -- Dollar Cost Averaging
  Assignments
  Contract Owner, Beneficiaries and Annuitants
CHARGES AND DEDUCTIONS
  Surrender Charge (Contingent Deferred Sales Charge)
  Administrative Charge
  Mortality and Expense Risk Charge
  Investment Advisory Fee of the Fund
  Taxes
  Sufficiency of Charges
ANNUITY PROVISIONS
  Maturity Date
  Settlement Options
  Frequency and Amount of Annuity Payments
  Subaccount Annuity Unit Value
  Assumed Investment Rate
GENERAL PROVISIONS
  Postponement of Payments
  Date of Receipt
  Reports to Contract Owners
  Contract Inquiries
FEDERAL TAX STATUS
  Introduction
  Variable Account Tax Status
  Taxation of Annuities in General
  Qualified Plans
  1035 Exchanges
  Diversification Requirements
  Withholding
  Other Considerations
EMPLOYMENT-RELATED BENEFIT PLANS

VOTING RIGHTS
SALES AND OTHER AGREEMENTS
LEGAL PROCEEDINGS
LEGAL MATTERS
FINANCIAL STATEMENTS AND EXPERTS
FURTHER INFORMATION
STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS
ORDER FORM
APPENDIX  -- MORE INFORMATION ABOUT THE GENERAL ACCOUNT

                               DEFINITIONS

Accumulated Value. The total amount of value held under a Contract at any time prior to and including the Maturity Date. A Contract's Accumulated Value will reflect the investment experience of the chosen Subaccounts of the Variable Account, any amount of value in the Fixed Account, any premiums paid, any surrenders, and any charges assessed in connection with the Contract.

Accumulation Unit. A unit of measure by which the value of the Contract's interest in each Subaccount is determined.

Accumulation Unit Value. The value of each Accumulation Unit representing the Contract's interest in each Subaccount.

Annuitant. The person(s) named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.

Annuity Unit Value. The value of each Annuity Unit.

Beneficiary. The person(s) named by the Contract Owner to receive the Contract's death benefit.


Contract. The individual flexible premium variable annuity contract offered by LB and described in this Prospectus.


Contract Anniversary. The same date in each succeeding year as the Date of Issue.

Contract Owner. The person(s) who controls all the rights under the Contract while an Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application. While an Annuitant is living, the Contract Owner may exercise all rights set out in the Contract. If there are two Contract Owners, both must act in concert to exercise ownership rights.

Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.

Date of Issue. The date on which the application and the first premium are received by LB at its Home Office.

Fixed Account. The Fixed Account is the general account of LB, which consists of all assets of LB other than those allocated to a separate account of LB. Premium payments allocated to the Fixed Account will be paid a fixed rate of interest (which may not be less than 3.0%) declared by LB at least annually. Amounts accumulated in the Fixed Account are guaranteed by LB. (See Appendix.)

Fund. LB Series Fund, Inc., which is described in the accompanying Prospectus.

Home Office. LB's office at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 or such other office as LB shall specify in a notice to the Contract Owner.

LB Representative. A person who is licensed by state insurance officials to sell the Contracts and who is also a registered representative of LBSC.

LBSC. Lutheran Brotherhood Securities Corp., which is an indirect subsidiary of Lutheran Brotherhood and which acts as the principal underwriter of the Contracts.

Lutheran Brotherhood ("LB"). A fraternal benefit society organized under the laws of the State of Minnesota and owned by and operated for its members and the issuer of the Contracts, and which acts as investment adviser to the Fund.


Maturity Date. The date on which the annuity payments are to start as selected by the Contract Owner, which date must be a Contract Anniversary at least three years after the Date of Issue. LB may, however, in its sole discretion, allow the Contract Owner to elect to have annuity payments begin on the Date of Issue, in which case the Maturity Date will be the same date as the Date of Issue.


Minimum Death Benefit Date. For purposes of calculating the amount of the death benefit before the Maturity Date, the first such date is the Date of Issue of the Contract. Thereafter, such date occurs every six years on the Contract Anniversary.

Portfolio. A Portfolio of the Fund. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.

Qualified Plan. A retirement plan qualified under Section 401, 403, 408 or 457 or similar provisions of the Internal Revenue Code.


Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund. Currently, there are six Subaccounts: the Growth Subaccount (which invests exclusively in the Growth Portfolio); the High Yield Subaccount (which invests exclusively in the High Yield Portfolio); the Income Subaccount (which invests exclusively in the Income Portfolio); the Opportunity Growth Subaccount (which invests exclusively in the Opportunity Growth Portfolio); the World Growth Subaccount (which invests exclusively in the World Growth Portfolio); and the Money Market Subaccount (which invests exclusively in the Money Market Portfolio).

Valuation Date. Each day the New York Stock Exchange is open for trading and any other day on which there is sufficient trading in the securities of a Portfolio of the Fund such that the current net asset value of its shares might be materially affected, in each case excluding July 5, the day after Thanksgiving, and the day before Christmas.


Valuation Period. The period commencing at the close of business of a Valuation Date and ending at the close of business of the next Valuation Date.

Variable Account. LB Variable Annuity Account I, which is a separate account of LB. The Subaccounts are subdivisions of the Variable Account.

Written Notice. A written request or notice signed by the Contract Owner and received by LB at its Home Office.

                            SUMMARY FEE TABLE


The Contract Owner may allocate premiums and transfer Accumulated Value to any one of six Subaccounts -- Growth, High Yield, Income , Opportunity Growth, World Growth and Money Market -- or to the Fixed Account or to any combination of the Subaccounts and the Fixed Account. The following table shows the various fees and expenses associated with the Contract.


Contract Owner Transaction Expenses

  Sales Load Imposed on Purchase (as a percentage of purchase payments) 0% Maximum Deferred Sales Load (as a percentage of Excess
    Amount surrendered)                                                  6%(1)
  Exchange Fee                                                           0%

Annual Contract Fee                                                  $30.00(2)


Annual Expenses For Growth, High Yield, Income, Money Market
and Opportunity Growth Subaccounts
  (as a percentage of average daily Accumulated Value or Annuity Unit Value)
  Mortality and Expense Risk Fees                                     1.10%(3)
  Total Variable Account Annual Expenses                              1.10%


Annual Expenses For Growth, High Yield, Income, Money Market
and Opportunity Growth Portfolios
  (as a percentage of Fund average daily net assets)
  Management Fees (Investment Advisory Fees)                          0.40%(4)
  Other Expenses After Expense Reimbursement                             0%(5)
  Total Fund Annual Expenses                                          0.40%

EXAMPLE (6)

                                        1 year   3 years   5 years   10 years
                                        ------   -------   -------   --------
If you surrender your Contract at the
  end of the applicable time period:
You would pay the following expenses on
  a $1,000 investment, assuming 5%
  annual return on assets                  $71     $88      $105      $182

If you do not surrender your Contract:
You would pay the following expenses on
  a $1,000 investment, assuming 5%
  annual return on assets                  $16     $48      $83       $182


Annual Expenses For World Growth Subaccount
(as a percentage of average daily Accumulated Value or Annuity Unit Value)
   Mortality and Expense Risk Fees                                    1.10%(3)
   Total Variable Account Annual Expenses                             1.10%

Annual Expenses For World Growth Portfolio
(as a percentage of Fund average daily net assets)
   Management Fees (Investment Advisory Fees)                         0.85%(4)
   Other Expenses After Expense Reimbursement                            0%(5)
   Total Fund Annual Expenses                                         0.85%

EXAMPLE (6)
                                            1 year  3 years  5 years  10 years
                                            ------  -------  -------  --------
If you surrender your Contract at the end
   of the applicable time period:
You would pay the following expenses
   on a $1,000 investment, assuming 5%
   annual return on assets                    $76     $101    $128     $231

If you do not surrender your Contract:
You would pay the following expenses on
   a $1,000 investment, assuming 5%
   annual return on assets                    $20     $62     $107     $231
_________________

(1) See "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)". A surrender charge is deducted only if a full or partial surrender occurs during the first six Contract Years; no surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge will also be deducted at the time annuity payments begin, except under certain circumstances. Up to 10% of the Accumulated Value existing at the time the first surrender in a Contract Year is made may be surrendered without charge; only the Excess Amount will be subject to a surrender charge. The maximum charge is 6% of the Excess Amount and is in effect for the first Contract Year. Thereafter, the surrender charge decreases by 1% each subsequent Contract Year.


(2) See "CHARGES AND DEDUCTIONS--Administrative Charge". A $30 annual administrative charge is deducted on each Contract Anniversary only if, on that Contract Anniversary, the total of premiums paid under the Contract minus all prior surrenders is less than $5,000. The $30 fee is a Contract charge and is deducted proportionately from the Subaccounts and the Fixed Account that make up the Contract's Accumulated Value.

(3) See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Charge".

(4) See "CHARGES AND DEDUCTIONS--Investment Advisory Fee of the Fund".


(5) The amount shown for Fund Annual Expenses does not reflect a deduction for operating expenses of the Fund, other than the investment advisory fee, because LB and its affiliates have agreed to reimburse the Fund for these operating expenses. For the fiscal year of the Fund ending December 31, 1995, the Fund was reimbursed approximately $1,886,225 for such operating expenses. See "LUTHERAN BROTHERHOOD, THE VARIABLE ACCOUNT AND THE FUND--LB Series Fund, Inc.".


(6) In this example, the $30 annual administrative charge is approximated as a .02% charge based on the average contract size of a substantially identical contract issued by Lutheran Brotherhood Variable Insurance Products Company, an affiliate of LB.

The purpose of the table is to assist the Contract Owner in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Variable Account as well as the Fund. Cross-references to the relevant sections of the Prospectus for more complete descriptions of the various costs and expenses have been provided.

THE EXAMPLE SHOWING EXPENSES FOR SURRENDERS AT 1, 3, 5, AND 10-YEAR PERIODS SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                                 SUMMARY

The Contracts


Issuance of a Contract. The Contracts are individual flexible premium variable annuity contracts issued by LB. In order to purchase a Contract, application must be made to LB through a licensed LB Representative, who is also a registered representative of LBSC. The Contracts are offered only in situations in which the Annuitant is eligible for membership in Lutheran Brotherhood. The Contracts may be sold to or in connection with retirement plans which may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contracts are deferred until a selected later date. LB may, however, in its sole discretion, allow the Contract Owner to elect to have annuity payments begin on the Date of Issue, in which case the Maturity Date will be the same date as the Date of Issue.


The minimum amount LB will accept as an initial premium is $600 on an annualized basis. LB may, however, in its sole discretion, waive such minimum initial premium requirements. Subsequent premiums may be paid under the Contracts, but LB may choose not to accept any subsequent premium if it is less than $50.

Free Look Period. The Contract Owner has the right to return the Contract within 10 days after such Contract Owner receives the Contract. See "THE CONTRACTS--Free Look Period".


Allocation of Premiums. Premiums under the Contract may be allocated to one or more Subaccounts of the Variable Account and to the Fixed Account as designated by the Contract Owner. The assets of each Subaccount will be invested solely in a corresponding Portfolio of the Fund--the Growth Portfolio, the High Yield Portfolio, the Income Portfolio, the Opportunity Growth Portfolio, the World Growth Portfolio, or the Money Market Portfolio. See "LUTHERAN BROTHERHOOD, THE VARIABLE ACCOUNT AND THE FUND" and "THE CONTRACTS--Allocation of Premiums". The Accumulated Value of the Contract in the Subaccounts and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolio whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by LB. (See Appendix.)
See "THE CONTRACTS--Accumulated Value; Accumulation Units and Accumulation Unit Value".


On the date LB approves the Contract Owner's application, LB will transfer from the general account the initial premium and any interest accumulations accrued during the underwriting period among the Subaccount(s) and/or Fixed Account according to the Contract Owner's instructions. See "THE CONTRACTS-- Allocation of Premiums." Subsequent premiums will be allocated to the Subaccounts and the Fixed Account in the same proportion as the initial premium, at the end of the Valuation Period in which the subsequent premium is received by LB. See "THE CONTRACTS--Allocation of Premiums".

Surrenders. If a Written Notice from the Contract Owner requesting a surrender is received on or before the Maturity Date, all or part of the Accumulated Value of a Contract will be paid to the Contract Owner after deducting any applicable surrender charge. Partial surrenders must be for at least $500, and may be requested only if the remaining Accumulated Value is not less than $1,000. Under certain circumstances the Contract Owner may make surrenders after the Maturity Date. See "THE CONTRACTS--Surrender (Redemption)".

Transfers. On or before the Maturity Date the Contract Owner may request the transfer of all or a part of a Contract's Accumulated Value to other Subaccounts or to the Fixed Account. The total amount transferred each time must be at least $500 (unless the total value in the Subaccount or the Fixed Account is less than $500, in which case the entire amount may be transferred). LB reserves the right to limit the number of transfers in any Contract Year, provided that at least two such transfers each Contract Year will always be allowed. With respect to the Fixed Account, transfers out of the Fixed Account are limited to only one each Contract Year and must be made on or within 45 days after a Contract Anniversary. After the Maturity Date, the Contract Owner may, by Written Notice and only once each Contract Year, change the percentage allocation of variable annuity payments among the available Subaccounts. See "THE CONTRACTS--Transfers".

Charges and Deductions

The following charges and deductions are made in connection with the
Contracts:

Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expense is deducted from premiums at the time premiums are paid. However, if a Contract is surrendered in whole or in part before it has been in force for six full Contract Years, a surrender charge is deducted from the amount surrendered; provided that in each Contract Year, a Contract Owner may surrender without a surrender charge up to 10% of a Contract's Accumulated Value existing at the time the first surrender is made in that Contract Year. The maximum charge is 6% of the Excess Amount and is in effect for the first Contract Year. Thereafter, the surrender charge decreases by 1% each subsequent Contract Year. In no event will the total surrender charge on any one Contract exceed 6 1/2% of total gross premiums paid under the Contract. The surrender charge will also be deducted at the time annuity payments begin if the Maturity Date occurs during the first six full Contract Years except as set forth under the heading "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)".

Administrative Charge. On each Contract Anniversary prior to and including the Maturity Date, LB deducts an annual administrative charge of $30 from the Accumulated Value of each Contract. No such charge is deducted if on that Contract Anniversary the total amount of premiums paid under the Contract, less the amount of all prior partial surrenders (which includes the amount of related surrender charges), is equal to or greater than $5,000.

Mortality and Expense Risk Charge. LB deducts a daily mortality and expense risk charge to compensate LB for assuming certain mortality and expense risks. The charge is deducted from the net assets of the Variable Account. The charge is currently in an amount equal to an annual rate of 1.10% (approximately 0.80% for mortality risk and approximately 0.30% for expense risk) of the average daily net assets of each Subaccount in the Variable Account. This charge is guaranteed not to increase above an annual rate of 1.25%.


Investment Advisory Fee of the Fund. Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fee incurred by the Fund. LB is paid a daily fee by the Fund for its investment management services equal to an annual rate of 0.40% of the aggregate average daily net assets of the Money Market Portfolio, Income Portfolio, High Yield Portfolio, and Opportunity Growth Portfolio. LB also receives a daily investment advisory fee from the Fund equal to .85% of the aggregate average daily net assets of the World Growth Portfolio.


For a more detailed description of these charges and deductions, see "CHARGES AND DEDUCTIONS".

Annuity Provisions

The Contract Owner may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. The Contract Owner may also elect to receive a single sum by surrendering the Contract on the Maturity Date and paying any applicable surrender charge. See "ANNUITY PROVISIONS".

Federal Tax Status

For a description of the Federal income tax status of annuities, see "FEDERAL TAX STATUS --Taxation of Annuities in General". Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution which is includable in gross income.

Condensed Financial Information

The following condensed financial information is derived from the financial statements of the Variable Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information.

Selected data for Accumulation outstanding throughout the period ending December 31:

                                        Growth Subaccount
                                        -----------------
                                      1995               1994
                                      ----               ----
Accumulation Unit Value:
Beginning of period                   ----             $19.68*
End of period                         ----               17.95
Number of Accumulation Units
  outstanding at end of period        ----           3,142,640


                                      High Yield Subaccount
                                      ----------------------
                                      1995              1994
                                      ----              ----
Accumulation Unit Value:
Beginning of period                   ----            $20.41
End of period                         ----             18.64
Number of Accumulation Units
  outstanding at end of period        ----         2,514,043


                                       Income Subaccount
                                       -----------------
                                      1995              1994
                                      ----              ----
Accumulation Unit Value:
Beginning of period                   ----            $17.21
End of period                         ----             16.07
Number of Accumulation Units
  outstanding at end of period        ----         2,264,894


                                    Money Market Subaccount
                                    ------------------------
                                    1995                1994
                                    ----                ----
Accumulation Unit Value:
Beginning of period                 ----               $1.33
End of period                       ----                1.36
Number of Accumulation Units
  outstanding at end of period      ----           5,984,694
----------

*Commencing February 1, 1994, the date the Registration Statement for the Variable Account was declared effective.

The financial statements of LB are also contained in the Statement of Additional Information.

Calculation of Performance


From time to time the Variable Account will advertise the Money Market Subaccount's "yield" and "effective yield". Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Subaccount refers to the income generated by an investment in the Subaccount over a seven-day period (which period will be stated in the advertisement). This income is then "annualized". That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The annualized current yield and effective yield for the seven-day base period ended December 31, 1995 , was ____% and ____%, respectively. For more information, see the Statement of Additional Information.

Also, the Variable Account may advertise for the Subaccounts other than the Money Market Subaccount a yield quotation based on a 30-day (or one month) period computed by dividing the net investment income per Accumulation Unit earned during the period (the net investment income earned by the Fund portfolio attributable to shares owned by the Subaccount less expenses incurred during the period) by the maximum offering price per Accumulation Unit on the last day of the period. The current yield for the 30-day based period ended December 31, 1995 for the High Yield Subaccount was ____%. The current yield for the same 30-day base period for the Income Subaccount was ____%. For more information, see the Statement of Additional Information.


From time to time, LB may advertise the average annual total return quotations for the Subaccounts for the 1, 5 and 10-year periods computed by finding the average annual compounded rates of return over the 1, 5 and 10-year periods that would equate the initial amount invested to the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10-year periods. For periods prior to February 1, 1994, total return figures are based on a hypothetical Contract assumed to have been invested in a Portfolio of the Fund when that Portfolio was first available for investment under a variable annuity contract issued by an LB affiliate, Lutheran Brotherhood Variable Insurance Products Company. If the assumed investment was made less than 10 years from the date of the quotation, the total return from the date of such investment will be given.


The average annual total returns for the 1, 3 and 5-year periods through December 31, 1995 and for the period from commencement of operations through December 31, 1995 for the Subaccounts are as follows:

[PERFORMANCE NUMBERS TO BE ADDED BY SUBSEQUENT AMENDMENT.]

                                                                 Commencement
                                   1 Year     3 Year    5 Year   of Operations
                                   -------    ------    ------   -------------
Growth Subaccount (3/8/88)         _____%*    _____%     _____%     _____%*
High Yield Subaccount (3/8/88)     _____%*    _____%*    _____%*    _____%*
Income Subaccount (3/8/88)         _____%*    _____%*    _____%*    _____%*
Money Market Subaccount (2/18/88)  _____%*    _____%*    _____%*    _____%*


*Does not include the annual administrative charge of $30 deducted from any Contract for which the total of premiums paid under such Contract minus all prior surrenders is less than $5,000. Assumes applicable sales charge upon surrender.

Average annual total return quotations assume a steady rate of growth. Actual performance fluctuates and will vary from the quoted results for periods of time within the quoted periods. For more information, see the Statement of Additional Information.

The Variable Account's performance reported from time to time in advertisements and sales literature may be compared with that of other insurance company separate accounts or mutual funds included in the generally accepted indices, analyses or rankings prepared by Lipper Analytical Service, Inc., Standard & Poor's Corporation, Morningstar, Inc., VARDS, Dow Jones or similar independent rating or statistical investment services that monitor the performance of insurance company separate accounts or mutual funds. Performance of the Variable Account may be quoted or compared to rankings, yields or returns as published or prepared by independent rating or statistical services or publishers of publications such as THE BANK RATE MONITOR NATIONAL INDEX, BARRON'S, BUSINESS WEEK, DONOGHUE'S MONEY MARKET FUND REPORT, FINANCIAL SERVICES WEEK, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, GLOBAL INVESTOR, INSTITUTIONAL INVESTOR, INVESTOR'S DAILY, KIPLINGER'S PERSONAL FINANCE, LIPPER ANALYTICAL SERVICES, MONEY, MUTUAL FUND FORECASTER, NEWSWEEK, THE NEW YORK TIMES, PERSONAL INVESTOR, STANGER REPORT, SYLVIA PORTER'S PERSONAL FINANCE, USA TODAY, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL and WIESENBERGER INVESTMENT COMPANIES SERVICE.

               LUTHERAN BROTHERHOOD, THE VARIABLE ACCOUNT
                               AND THE FUND

Lutheran Brotherhood


The Contracts are issued by LB. Lutheran Brotherhood, a fraternal benefit society owned and operated for its members, was founded in 1917 under the laws of the State of Minnesota. LB is currently licensed to transact life insurance business in all 50 states and the District of Columbia and is offering the Contracts in states where it has authority to issue variable contracts. At the end of 1995, LB had total assets of over $10.9 billion.


LB is subject to regulation by the Insurance Division of the State of Minnesota as well as by the insurance departments of all the other states and jurisdictions in which it does business. LB submits annual reports on its operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. LB is also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account of LB, established by the Board of Directors of LB in 1993 pursuant to the laws of the State of Minnesota. The Variable Account meets the definition of a "separate account" under the federal securities laws. LB has caused the Variable Account to be registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

The assets of the Variable Account are owned by LB, and LB is not a trustee with respect to such assets. However, the Minnesota laws under which the Variable Account was established provide that the Variable Account shall not be chargeable with liabilities arising out of any other business LB may conduct. LB may transfer to its general account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of LB's other income, gains or losses. LB may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

LB Series Fund, Inc.


Each Contract Owner may allocate the premiums paid under the Contract to one or more of the six Subaccounts of the Variable Account -- the Growth Subaccount, the High Yield Subaccount, the Income Subaccount, the Opportunity Growth Subaccount, the World Growth Subaccount and the Money Market Subaccount. The assets of each such Subaccount will be invested in the corresponding Portfolio (the Growth Portfolio, the High Yield Portfolio, the Income Portfolio, the Opportunity Growth Portfolio, the World Growth Portfolio or the Money Market Portfolio) of the Fund. The investment objectives of the Portfolios of the Fund (individually a "Portfolio" and collectively the "Portfolios") are:


Growth Portfolio. To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.

High Yield Portfolio. To achieve a higher level of income through a diversified portfolio of high yield securities ("junk bonds") which involve greater risks than higher quality investments, while also considering growth of capital as a secondary objective.

Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate and long-term fixed income securities.

Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.


Opportunity Growth Portfolio. To achieve long term growth of capital by investing primarily in a professionally managed diversified portfolio of smaller capitalization common stocks.

World Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally managed diversified portfolio of common stocks of established, non-U.S. companies.


No assurance can be given that the Portfolios of the Fund will achieve their respective investment objectives.

Shares of the Fund purchased by each Subaccount of the Variable Account will be held by LB as custodian for the Variable Account.

The Fund is designed to provide an investment vehicle for variable annuity and variable life insurance contracts. Shares of the Fund will be sold to other insurance company separate accounts of LB and separate accounts of its wholly owned indirect subsidiary, Lutheran Brotherhood Variable Insurance Products Company ("LBVIP"), and the Fund may in the future create new portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts to invest simultaneously in the Fund, although LB does not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The management of the Fund intends to monitor events in order to identify any material conflicts between such contract owners and to determine what action, if any, should be taken in response. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example,
(1) changes in state insurance laws, (2) changes in Federal income tax law,
(3) changes in the investment management of the Fund, or (4) differences in voting instructions between those given by the contract owners from the different separate accounts. In addition, if LB believes the Fund's response to any of those events or conflicts insufficiently protects Contract Owners, it will take appropriate action on its own.

The Fund is registered with the SEC under the 1940 Act as a diversified, open-end management investment company (commonly called a "mutual fund"). This registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund. Shares of the Fund may be sold to other separate accounts, and the Fund may in the future create new Portfolios.

The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for LB to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Fund will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.


The Fund receives investment advice with respect to each of its Portfolios from LB, which acts as investment adviser to the Fund. LB is a registered investment adviser under the Investment Advisers Act of 1940. Lutheran Brotherhood Research Corp. ("LBRC"), an indirect subsidiary of Lutheran Brotherhood, acted as investment adviser to the Fund until January 1994, when it was replaced by LB. LBRC provided investment advisory services to the Fund using personnel and services provided by LB. As investment adviser to the Fund, LB charges the Fund a daily investment advisory fee equal to an annual rate of .40% of the aggregate average daily net assets of the Money Market, Income, High Yield, Growth, and Opportunity Growth Portfolios. LB also charges the Fund an annual investment advisory fee equal to .85% of the aggregate average daily net assets of the World Growth Portfolio.


The Fund has entered into an Investment Advisory Agreement with LB under which LB will, subject to the direction of the Board of Directors of the Fund, carry on the day-to-day management of the Fund, and provide advice and recommendations with respect to investments and the purchase and sale of securities in accordance with the Fund's investment objectives, policies and restrictions. LB also furnishes at its own expenses all necessary administrative services, office space, equipment and clerical personnel for servicing the investments of the Fund and maintaining its organization, and investment advisory facilities and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Fund. The Investment Advisory Agreement provides that the Fund will pay, or provide for the payment of, all of its own expenses, including, without limitation, the compensation of the directors who are not affiliated with LB or its affiliates, governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Fund, fees and expenses of the independent auditors, of legal counsel and of any transfer agent, registrar and dividend disbursing agent of the Fund, expenses of preparing, printing and mailing prospectuses, shareholders' reports, notices, proxy statements and reports to governmental officers and commissions, expenses connected with the execution, recording and settlement of portfolio security transactions, insurance premiums, fees and expenses of the Fund's custodian for all services to the Fund, including safekeeping of funds and securities and keeping of books and calculating the net asset value of the shares of the Portfolios of the Fund, expenses of shareholders' meetings and expenses relating to the issuance, registration and qualification of shares of the Fund. LB and LBVIP have agreed with the Fund to pay, or to reimburse the Fund for the payment of, all of the foregoing expenses and all other expense associated with operating the Fund pursuant to a separate written agreement (the "Expense Reimbursement Agreement"). The Expense Reimbursement Agreement could be terminated at any time by the mutual agreement of the Fund, LB and LBVIP, but the Fund and LB and LBVIP currently contemplate that the Expense Reimbursement Agreement will continue so long as the Fund remains in existence. If the Expense Reimbursement Agreement were terminated, the Fund would be required to pay those operating expenses, which would reduce the net investment return on the shares of the Fund held by the Subaccounts of the Variable Account.


LB has engaged Rowe Price-Fleming International, Inc., ("Price-Fleming") as investment sub-adviser for the World Growth Portfolio. Price-Fleming was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited. Price-Fleming is one of the world's largest international mutual fund asset managers with approximately $17 billion under management as of December 31, 1994 in its offices in Baltimore, London, Tokyo and Hong Kong. Price-Fleming has an investment advisory group that has day-to-day responsibility for managing the World Growth Portfolio and developing and executing the Portfolio's investment program.

LB pays the Sub-adviser for the World Growth Portfolio an annual sub-advisory fee for the performance of sub-advisory services. The fee payable is equal to a percentage of that Portfolio's average daily net assets. The percentage varies with the size of the Portfolio's net assets, decreasing as the Portfolio's assets increase. The formula for determining the sub-advisory fee is described fully in the prospectus for the Fund.


Each Contract Owner should periodically consider the allocation among the Subaccounts in light of current market conditions and the investment risks attendant to investing in the Fund's various Portfolios. A full description of the Fund, its investment objectives, policies and restrictions, its expenses, the risks attendant to investing in the Fund's Portfolios and other aspects of its operation is contained in the accompanying Prospectus for the Fund, which should be carefully read together with this Prospectus.

Addition, Deletion or Substitution of Investments

LB reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Portfolio of the Fund are no longer available for investment or if in LB's judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, LB may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. LB will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.

LB also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, LB may, in its sole discretion, establish new Subaccounts or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by LB.

If any of these substitutions or changes are made, LB may by appropriate endorsement change the Contract to reflect the substitution or change. If LB deems it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other LB separate accounts.

THE CONTRACTS

Issuance of a Contract

In order to purchase a Contract, application must be made to LB through a licensed LB Representative, who is also a registered representative of LBSC. LB is offering Contracts only in situations in which the Annuitant is eligible for membership in Lutheran Brotherhood. Contracts may be sold to or in connection with retirement plans which may or may not be Qualified Plans. LB reserves the right to reject an application for any reason permitted by law.

The minimum amount LB will accept as an initial premium is $600 on an annualized basis. LB may, however, in its sole discretion, waive such minimum initial premium requirements. Subsequent premiums may be paid under the Contracts, but LB may choose not to accept any subsequent premium if it is less than $50.

Free Look Period

The Contract provides for an initial "free look" period. The Contract Owner has the right to return the Contract within 10 days after such Contract Owner receives the Contract. When LB receives the returned Contract at its Home Office, it will be cancelled and LB will refund to the Contract Owner an amount equal to the sum of (i) the Accumulated Value (as of the date the returned Contract is received by LB at its Home Office or by the LB Representative from whom the Contract was purchased) plus (ii) the amount attributable to the Contract for mortality and expense risk charges deducted from the Variable Account plus (iii) the advisory fees charged by the Fund against the net asset value in the Fund Portfolios attributable to the Contract's value in the corresponding Subaccounts of the Variable Account. If, however, applicable state law so requires, the full amount of any premium received by LB will be refunded.

For Contracts issued in Pennsylvania, when LB receives the returned Contract at its Home Office, it will be canceled and LB will refund to the Contract Owner an amount equal to the sum of (i) the difference between the premiums paid and the amount allocated to the Variable and Fixed Accounts plus (ii) the Accumulated Value on the day the Contract is received by the LB Representative from whom the Contract was purchased.

With respect to individual retirement annuities, under the Employee Retirement Income Security Act of 1974 ("ERISA") a Contract Owner establishing an Individual Retirement Account must be furnished with a disclosure statement containing certain information about the Contract and applicable legal requirements. This statement must be furnished on or before the date the individual retirement annuity is established. If the Contract Owner is furnished with such disclosure statement before the seventh day preceding the date the individual retirement annuity is established, the Contract Owner will not have any right of revocation under ERISA. If the disclosure statement is furnished after the seventh day preceding the establishment of the individual retirement annuity, then the Contract Owner may give a notice of revocation to LB at any time within seven days after the Date of Issue. Upon such revocation, LB will refund the premiums paid by the Contract Owner. The foregoing right of revocation with respect to an individual retirement annuity is in addition to the return privilege set forth in the preceding paragraphs, i.e., LB will allow a participant establishing an individual retirement annuity a "ten day free-look", notwithstanding the provisions of ERISA.

Allocation of Premium

Until the date LB approves the Contract Owner's application, the initial premium will be deposited into LB's general account. Interest will be credited on the initial premium held in LB's general account at a rate of interest determined by LB. On the date LB approves the Contract Owner's application, LB will add this accumulation amount to the initial premium and allocate this amount among the Subaccount(s) and/or the Fixed Account according to the Contract Owner's instructions. If the Date of Issue and the date of acceptance by LB are the same day, then the initial premium payment will be immediately allocated among the chosen Subaccount(s) and/or Fixed Account according to the Contract Owner's instructions.

This initial premium allocation procedure is designed as a way to give the Contract Owner interest on the initial premium from the Date of Issue to the date LB approves the Contract Owner's application, with the interest payment being paid by LB. Other Contract Owners' interests will not be adversely affected by this initial premium allocation procedure, because LB, and not the existing Contract Owners, will bear any expenses in effecting the procedure, including the expense of crediting the interest accumulations.

If the application is determined to be in good order, LB will allocate the premium payment to the chosen subaccount and/or Fixed Account within two days of receipt of the completed application and premium payment. If the application is determined by LB not to be in good order, LB will attempt to complete the application within five business days. If the application is not complete at the end of this period, LB will inform the applicant of the reason for the delay and that the initial premium will be returned immediately unless the applicant specifically consents to LB keeping the initial premium until the application is complete.

The percentages of each premium that may be allocated to any Subaccount of the Variable Account or the Fixed Account must be in whole numbers and the sum of the allocation percentages must be 100%. LB reserves the right to adjust allocation percentages to eliminate fractional percentages. Subsequent premiums will be allocated among the Subaccounts and the Fixed Account in the same proportion as the initial premium, at the end of the Valuation Period in which the subsequent premium is received by LB. The allocation proportion for future premiums may, however, be changed without charge at any time by providing LB with Written Notice or by telephone (if the Contract Owner has completed the Telephone Transaction Authorization Form). Premiums paid thereafter will be allocated in the manner provided in such changed instruction, unless another change is subsequently requested.

The values in the Subaccounts of the Variable Account will vary with the investment experience of the Subaccounts and the Contract Owner bears the entire investment risk. Contract Owners should periodically review their allocations of premiums in light of market conditions and the Contract Owner's overall financial objectives.

Accumulated Value; Accumulation Units and Accumulation Unit Value

The Accumulated Value of the Contract is the total amount of value held under the Contract at any time prior to and including the Maturity Date. A Contract's Accumulated Value will reflect the investment experience of the chosen Subaccounts of the Variable Account, any amount of value in the Fixed Account, any premiums paid, any surrenders, and any charges assessed in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract's Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Accumulated Value. The Accumulated Value of the Contract is determined on each Valuation Date. The Contract's Accumulated Value will be the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying the Subaccount's Accumulation Unit Value on the relevant Valuation Date by the number of Subaccount Accumulation Units allocated to the Contract, plus any amounts in the Fixed Account.

Determination of Number of Accumulation Units. Any amounts allocated to the Subaccounts will be converted into Accumulation Units of the Subaccount. The number of Accumulation Units to be credited to the Contract is determined by dividing the dollar amount being allocated by the Accumulation Unit Value as of the end of the Valuation Period during which the amount was allocated. The number of Subaccount Accumulation Units in any Subaccount will be increased by
(i) any premiums allocated to the Subaccount during the current Valuation Period, and (ii) any Accumulated Value transferred to the Subaccount from another Subaccount or from the Fixed Account during the current Valuation Period. The number of Subaccount Accumulation Units in any Subaccount will be decreased by (i) any Accumulated Value transferred from the Subaccount to another Subaccount or to the Fixed Account during the current Valuation Period, (ii) the amount of any partial surrender (including any related surrender charge) during the current Valuation Period, and (iii) any administrative charge taken from the Subaccount during the current Valuation Period.


In computing the Contract's Accumulated Value, the number of Subaccount Accumulation Units allocated to the Contract is determined before any Contract transactions on the Valuation Date that would affect the number of Subaccount Accumulation Units (see the immediately preceding paragraph). If the Contract's Accumulated Value in the Variable Account is to be calculated for a day that is not a Valuation Date, the next following Valuation Date will be used.


Determination of Accumulation Unit Value. The Accumulation Unit Value for a Subaccount is calculated on each Valuation Date by dividing (1) by (2), where
(1) is the net result of:

(a) the net asset value of the corresponding Portfolio of the Subaccount at the end of the current Valuation Period, plus

(b) the amount of any dividend or capital gain distribution declared by the Portfolio if the "ex-dividend" date occurs during the Valuation Period, plus or minus

(c) a charge or credit for any taxes reserved which LB determines to be a result of the investment operation of the Portfolio, less

(d) the mortality and expense risk charge (see "CHARGES AND DEDUCTIONS -- Mortality and Expense Risk Charge") for each day during the current Valuation Period (a current charge of .003014%, but never to exceed .003425%, of the net assets for each day during the current Valuation Period), and

(2) is the number of Accumulation Units for the Subaccount attributable to all Contracts, including Accumulation Units held as reserves for the Contracts.

Death Benefit Before the Maturity Date

If an Annuitant, who is the Contract Owner unless another owner is named in the application, dies before the Maturity Date, the Beneficiary will be entitled to receive a death benefit under the Contract calculated on the later of (a) the date LB receives proof of the Annuitant's death and (b) the date LB receives a written request from the Beneficiary for either a single sum payment or a settlement option. If no such request is made within one year from the date of the Annuitant's death, the Beneficiary will be deemed to have requested a single sum payment. Any proceeds not subsequently withdrawn will be paid in a lump sum on the date 5 years after the date of death. If the Contract has two Annuitants, LB will pay the Beneficiary in the manner described above on the death of the first Annuitant. (If the Beneficiary is the spouse of the deceased Contract Owner, such spouse may, to the extent permitted by law, elect to continue the Contract in force, in which case such spouse shall become and be treated as the Annuitant. This election will be automatic if the spouse Beneficiary is also an Annuitant.)

Amount of Death Benefit. If a death benefit has become payable under a Contract as described above, the amount of the death benefit will be the greatest of (i) the Accumulated Value calculated on the later of the date LB receives the proof of death and the written request referred to above, (ii) the sum of the premiums received by LB under the Contract to the date of such receipt, less any previous partial surrenders (including any applicable charges); and (iii) the Accumulated Value on the preceding Minimum Death Benefit Date plus the sum of premiums received by LB since that date, less the amount of any partial surrenders since then (including any related surrender charge). For Contracts issued in North Carolina the amount of the death benefit will be the greater of (i) and (ii) as described above.

Manner of Payment -- Contracts Not Issued in Connection with Certain Qualified Plans. If the Contract in question was not issued in connection with a Qualified Plan under Section 401(a), 403(a), 403(b), 408 or 457 of the Internal Revenue Code, the following rules govern the manner of payment of the death benefit if the Annuitant dies before the Maturity Date:

(a) if a single sum is requested, the death benefit will be paid within seven days after the day LB receives the proof of death and written request referred to above under "Amount of Death Benefit"; or

(b) if a settlement option is requested, (i) it must be a settlement option that the Contract Owner could have selected before the Maturity Date, and (ii) the settlement option must provide that the entire amount due under the Contract will be distributed (1) within five years from the date of death, or
(2) over the life of the Beneficiary or for a period not in excess of the Beneficiary's life expectancy, provided that the distributions must begin within one year from the date of death.

Manner of Payment -- Contracts Issued in Connection with Qualified Plans. If the Contract in question was issued in connection with a Qualified Plan other than one qualified under Section 401(a), 403(a), 403(b), 408 or 457 of the Internal Revenue Code, certain restrictions on the manner of payment of the death benefit prior to the Maturity Date, similar to those described above under "Manner of Payment -- Contracts Not Issued in Connection with Certain Qualified Plans", are applicable. The manner of payment of such death benefit under a Contract issued in connection with a Qualified Plan under Section 401(a), 403(a), 403(b), 408 or 457 of the Internal Revenue Code will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

Death Benefit After the Maturity Date

If an Annuitant dies after the Maturity Date, the death benefit, if any, shall be as stated in the settlement option in effect, provided, however, that death benefit payments must be paid at least as rapidly as payments were being paid under the settlement option in effect on the date of death. With respect to a Contract issued in connection with a Qualified Plan other than one qualified under Section 401(a), 403(a), 403(b), 408 or 457 of the Internal Revenue Code, certain additional restrictions on the manner of payment of the death benefit after the Maturity Date, similar to those described above under "Death Benefit Before the Maturity Date -- Manner of Payment -- Contracts Not Issued in Connection with Certain Qualified Plans", are also applicable.

Surrender (Redemption)

If a Written Notice from the Contract Owner requesting a surrender is received by LB on or before the Maturity Date, all or part of the Accumulated Value will be paid to the Contract Owner after deducting any applicable surrender charge (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)").

A surrender will take place at the end of the Valuation Period during which the requirements for surrender are completed and payment will be made within seven days after such surrender. If a surrender is partial, the surrender payments will be taken proportionately from all Subaccounts and the Fixed Account on a basis that reflects their proportionate percentage of the Accumulated Value. The Contract Owner may select a different allocation basis with LB's approval. Partial surrenders must be for at least $500, and may be requested only if the remaining Accumulated Value is not less than $1,000.

LB may cancel the Contract on any Contract Anniversary if (a) the Accumulated Value is less than $1,000 and no premium payments have been made under the Contract within the last 24 months or (b) the Accumulated Value as of the Contract Anniversary is less than the administrative charge (see "CHARGES AND DEDUCTIONS--Administrative Charge"). LB will notify the Contract Owner 60 days before such Contract Anniversary and provide the Contract Owner the minimum dollar amount required to keep the Contract in force. Failure to make sufficient payment will result in cancellation of the Contract on the Contract Anniversary. If such Contract Anniversary is not a Valuation Date, then the Accumulated Value will be determined on the next Valuation Date. Upon cancellation under (a) above, LB will pay the Contract Owner the Accumulated Value as of such Valuation Date.

After the Maturity Date, certain of the available settlement options (those that do not involve a life contingency) also permit surrenders by the Contract Owner. In such cases, the amount available for surrender is the commuted value of any unpaid annuity installments, computed on the basis of the assumed interest rate incorporated in such annuity installments. However, a surrender charge is deducted at the time of annuitization if these settlement options are selected (see "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge")).

Consideration should be given to the tax implications of a surrender prior to making a surrender request. See "FEDERAL TAX STATUS--Taxation of Annuities in General".

Transfers

On or before the Maturity Date, the Contract Owner may request by Written Notice (or by telephone if the Contract Owner has completed the Telephone Transaction Authorization Form) the transfer, subject to any conditions the Portfolio whose shares are involved may impose, of all or a part of a Contract's Accumulated Value among the Subaccounts of the Variable Account and the Fixed Account. The transfer will be made by LB without charge on the day Written Notice (or telephonic instructions) requesting such transfer is received by LB. To accomplish a transfer from the Variable Account, the Variable Account will surrender Accumulation Units in the particular Subaccounts and reinvest that value in Accumulation Units of other particular Subaccounts and the Fixed Account as directed in the request. The total amount transferred each time must be at least $500 (unless the total value in a Subaccount of the Variable Account or the Fixed Account is less than $500, in which case the entire amount may be transferred). LB reserves the right to limit the number of transfers in any Contract Year, provided that at least two such transfers each Contract Year will always be allowed. With respect to the Fixed Account, transfers out of the Fixed Account are limited to only one during each Contract Year and must be made on or within 45 days after a Contract Anniversary. To accomplish a transfer from the Fixed Account, the Fixed Account will surrender Accumulated Value from the Fixed Account and reinvest that value in Accumulation Units of particular Subaccounts of the Variable Account as directed in the request.

After the Maturity Date, the Contract Owner may, by Written Notice and only once each Contract Year, change the percentage allocation of variable annuity payments among the available Subaccounts.

Telephone Transfers

Telephone transfers are available when the Contract Owner completes the Telephone Transaction Form. If the Contract Owner elects to complete the Telephone Transaction Authorization Form, the Contract Owner thereby agrees that LB, its agents and employees will not be liable for any loss, liability cost or expense when LB, its agents and employees act in accordance with the telephone transfer instructions that have been properly received and recorded on voice recording equipment. If a telephone authorization or instruction, processed after the Contract Owner has completed the Telephone Transaction Authorization Form, is later determined not to have been made by the Contract Owner or was made without the Contract Owner's authorization, and a loss results from such unauthorized instruction, the Contract Owner bears the risk of this loss. LB will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event LB does not employ such procedures, LB may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

Special Transfer Service -- Dollar Cost Averaging


LB administers a dollar cost averaging program which enables a Contract Owner to pre-authorize a periodic exercise of the transfer rights described above. A Contract Owner entering into a dollar cost averaging agreement will instruct LB to periodically transfer predetermined dollar amounts from the Money Market Subaccount to as many of the five other Subaccounts or to the Fixed Account as specified by the Contract Owner until the amount in the Money Market Subaccount is exhausted or the agreement is terminated by the Contract Owner. The dollar cost averaging program is generally suitable for Contract Owners making a substantial deposit to the Contract and who wish to use the other Subaccounts or the Fixed Account investment option, but desire to control the risk of investing at the top of a market cycle. The dollar cost averaging program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar cost averaging does not guarantee that the Variable Account will gain in value, nor will it protect against a decline in value if market prices fall. However, if a Contract Owner can continue to invest regularly throughout changing market conditions, it can be an effective strategy to help meet long-term goals. Contract Owners interested in the dollar cost averaging program may obtain an application and full information concerning the program and its restrictions from LB.


Assignments

If the Contract is used in a Qualified Plan and the Contract Owner is a trust, custodian or employer, then the Contract Owner may transfer ownership to the Annuitant. Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than LB.

If the Contract is not used in a Qualified Plan, then ownership may be transferred, but not to a natural person, and the Contract may be assigned as Collateral.

LB shall not be bound by any sale, assignment, pledge or transfer until Written Notice thereof is actually received by LB at its Home Office and shall not be responsible for the validity of any sale, assignment, pledge or transfer. Any payments made or actions taken by LB before LB actually receives Written Notice shall not be affected by the sale, assignment, pledge or transfer.

Considerations should be given to the tax implications of an assignment. See "FEDERAL TAX STATUS--Taxation of Annuities in General".

Contract Owner, Beneficiaries and Annuitants

Unless another owner is named as the Contract Owner in the application for the Contract, the Annuitant is the Contract Owner and may exercise all of the Contract Owner's rights under the Contract.

The Contract Owner may name a Beneficiary to receive the death benefit payable under the Contract. If the Beneficiary is not living on the date payment is due or if no Beneficiary has been named, the death benefit will be paid to the estate of the Annuitant.

The Contract Owner may change the Beneficiary by giving LB Written Notice of the change, but the change shall not be effective until actually received by LB at its Home Office. Upon receipt by LB of a notice of change, it will be effective as of the date it was signed but shall not affect any payments made or actions taken by LB before LB received the Written Notice, and LB shall not be responsible for the validity of any change.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

General. No charge for sales expense is deducted from premiums at the time premiums are paid. However, within certain time limits described below a surrender charge is deducted from the Accumulated Value of the Contract in the case of surrender, in whole or in part, before annuity payments begin and, if certain settlement options are selected, at the time annuity payments begin. In the event surrender charges are not sufficient to cover sales expenses, the loss will be borne by LB; conversely, if the amount of such charges proves more than enough, the excess will be retained by LB (see "Sufficiency of Charges" below). LB does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts.

If a Contract is surrendered in whole or in part before it has been in force for six full Contract Years, a surrender charge is deducted from the amount surrendered; provided that in each Contract Year, a Contract Owner may surrender without a surrender charge, up to 10% of a Contract's Accumulated Value existing at the time the first surrender is made in that Contract Year. For example, if a total surrender is made during a Contract Year in which a partial surrender has been made, the Contract Owner may surrender free of charge an amount equal to 10% of the Accumulated Value of the Contract at the time of the partial surrender less the total of the partial surrender to which no charge was applied. This right is not cumulative from Contract Year to Contract Year. In the event that a surrender is made in excess of the amount which may be surrendered free of charge, only the excess (the "Excess Amount") will be subject to a surrender charge.

The charge is applied as a percentage of the Excess Amount surrendered, but in no event will the total surrender charge on any one Contract exceed a maximum limit of 6 1/2% of total gross premiums paid under the Contract. Such total charge equals the aggregate of all applicable surrender charges for total and partial surrenders, including any charges deducted at the time annuity payments begin (as described below).

Charges for Total and Partial Surrenders. If a Contract is surrendered, in whole or in part, while the Contract is in force and on or before the Maturity Date, a surrender charge is imposed on the Excess Amount of such surrender if such surrender occurs before the Contract has been in force for six full Contract Years as follows:

  Contract Year in which
     Total or Partial                    Charge as Percentage of
     Surrender Occurs                   Excess Amount Surrendered*
  -----------------------               ---------------------------
     1                                                6%
     2                                                5
     3                                                4
     4                                                3
     5                                                2
     6                                                1
     7 and after                                      0
------------
* Although the charge as a percentage of Excess Amount surrendered decreases from 6% to 0 over time, the actual aggregate amount of surrender charge deducted may be up to the 6 1/2% of total gross premiums paid maximum limit described above.

For purposes hereof, the amount surrendered is equal to the amount of the surrender request, and the amount received by the Contract Owner is equal to the amount of the surrender request less the applicable surrender charge and any withholding if applicable.

No surrender charge is deducted if the surrender occurs after expiration of the time period applicable to such charge as shown in the table above.

Surrender charges otherwise payable will be waived with respect to surrenders made by the Contract Owner when the Annuitant is totally disabled (as defined in the Contract) or confined to a hospital, nursing home or a hospice if the confinement begins while the Contract is in force and has continued for six consecutive months.

Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn (see "FEDERAL TAX STATUS--Taxation of Annuities in General").


Charge at the Time Annuity Payments Begin. Generally, at the time annuity payments begin, a surrender charge as described above will apply. Such charge is the same as that which would apply had the Contract been fully surrendered on the Maturity Date, taking into account the 10% free surrender provision described above and subject to the maximum 6 1/2% limitation described above. If, however, the Contract Owner has chosen a settlement option providing an income for a fixed period (e.g., Option 3V described under "Annuity Provisions--Settlement Options"), no surrender charge will be deducted at the time of annuitization provided that payments under such a settlement option will be made for at least five years and that proceeds may not be withdrawn. This surrender charge will be waived if the Annuitant is totally disabled (as defined in the Contract) or confined to a hospital, nursing home or a hospice if the confinement begins while the Contract is in force and has continued for six consecutive months on the Maturity Date. No further surrender charge is deducted with respect to surrenders during the annuity period under such a settlement option.

No surrender charge is imposed at the time of annuitization if a settlement option involving a life income with a guaranteed period is chosen (e.g., Option 4V or Option 5V described under "ANNUITY PROVISIONS--Settlement Options"), but surrenders are not permitted during the annuity period under such a settlement option.


Administrative Charge

On each Contract Anniversary prior to and including the Maturity Date, LB deducts from the Accumulated Value, proportionately from the Subaccounts and the Fixed Account that make up such Accumulated Value, an annual administrative charge of $30 to reimburse LB for administrative expenses relating to the Contract, the Variable Account and the Subaccounts. Subject to LB's approval, the Contract Owner may specify a different allocation for the administrative charge. No such charge is deducted if on that Contract Anniversary the total amount of premiums paid under the Contract, less the amount of all prior partial surrenders (which includes the amount of related surrender charges), is equal to or greater than $5,000. LB does not expect to make a profit on this charge. No administration charge is payable during the annuity period.

Mortality and Expense Risk Charge

The variable annuity payments made to Annuitants will vary in accordance with the investment experience of the Subaccounts selected by the Contract Owner. However, neither such variable annuity payments, nor fixed annuity payments if fixed annuity payments have been selected, will be affected by the mortality experience (death rate) of persons receiving annuity payments. LB assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed. LB also assumes the mortality risk that Beneficiaries of Contract Owners or Annuitants dying before the Maturity Date may receive amounts in excess of the then current Accumulated Value (see "THE CONTRACTS--Death Benefit Before the Maturity Date"). In addition, LB will not increase charges for administrative expenses regardless of its actual expenses.

To compensate LB for assuming such mortality and expense risks, LB deducts a daily mortality and expense risk charge from the average daily net assets in the Variable Account. LB has determined that a mortality and expense risk charge at an annual rate of 1.25% of the average daily net assets of each Subaccount in the Variable Account would be reasonable in relation to the mortality and expense risks assumed by LB under the Contract. LB will, however, initially impose a daily mortality and expense risk charge in an amount that is equal to an annual rate of 1.10% (approximately 0.80% for mortality risk and approximately 0.30% for expense risk) of the average daily net assets of each Subaccount in the Variable Account. The mortality and expense risk charge is guaranteed not to increase above an annual rate of 1.25%.

If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risk undertaken by LB, LB will bear the loss. Conversely, if the mortality and expense risk charge proves more than sufficient, the excess will be profit to LB and would be available for any proper corporate purpose including, among other things, payment of sales expenses. See "Sufficiency of Charges" below.

Investment Advisory Fee of the Fund


Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fee incurred by the Fund. LB is paid a daily fee by the Fund for its investment management services equal to an annual rate of 0.40% of the aggregate average daily net assets of the Money Market Portfolio, Income Portfolio, High Yield Portfolio and Opportunity Growth Portfolio, and .85% of the aggregate average daily net assets of the World Growth Portfolio. See "LUTHERAN BROTHERHOOD, THE VARIABLE ACCOUNT AND THE FUND--LB Series Fund, Inc.", and the accompanying current Prospectus for the Fund.

Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. LB may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to LB. Charges for other taxes, if any, attributable to the Variable Account may also be made. See "FEDERAL TAX STATUS".

Sufficiency of Charges

If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, the loss will be borne by LB. Any such expenses borne by LB will be paid out of its general account which may include, among other things, proceeds derived from mortality and expense risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, the excess will be retained by LB.

ANNUITY PROVISIONS

Maturity Date


The Contract Owner selects the Maturity Date, which must be a Contract Anniversary at least three years after the Date of Issue, when making application for the Contract. LB may, however, in its sole discretion, allow the Contract Owner to elect to have annuity payments begin on the Date of Issue, in which case the Maturity Date will be the same date as the Date of Issue. The Contract Owner may change a Maturity Date selection by Written Notice received by LB at least 30 days before both the Maturity Date currently in effect and the new Maturity Date. The new date selected must satisfy the requirements for a Maturity Date.


For a Contract issued in Pennsylvania, the following requirements for maximum maturity ages of the Contract will be used. Maturity age is the last birthday of the Annuitant on the Contract Anniversary on or immediately prior to the Maturity Date.

  PENNSYLVANIA MAXIMUM MATURITY AGES
  Age on                                Maximum
  Date of Issue                       Maturity Age
  --------------                      -------------
  70 or less                               85
  71 - 75                                  86
  76 - 80                                  88
  81 - 85                                  90
  86 - 90                                  93
  91 - 93                                  96
  94 - 95                                  98
  96                                       99

Settlement Options

The Contract Owner may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. To the extent a fixed annuity is selected, Accumulated Value will be transferred to the Fixed Account, and the annuity payments will be guaranteed as to minimum dollar amount. See APPENDIX -- MORE INFORMATION ABOUT THE FIXED ACCOUNT. The Contract Owner may also change a choice of settlement option by Written Notice received by LB at least 30 days before the Maturity Date.

The following variable annuity settlement options are generally available under the Contract:

Option 3V--Income for a Fixed Period. Income will be paid for a fixed number of years not to exceed 30.

Option 4V--Life Income with Guaranteed Period. Income will be paid for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the named Beneficiary to the end of that period. A period of 10 or 20 years may be selected. After the first payment is made, this option may not be revoked or changed.

Option 5V--Joint and Survivor Life Income with Guaranteed Period. Income will be paid for as long as at least one of two payees is alive. If both payees die during the guaranteed period, payments will be continued to the named Beneficiary to the end of that period. A period of 10 or 20 years may be selected. After the first payment is made, this option may not be revoked or changed.

Payments may be made under any other settlement option suggested by the Contract Owner that is agreed to by LB.

LB also provides fixed annuity options, which are not described here. Any one of the variable annuity options or any one of the fixed annuity options may be selected, or any one of the variable annuity options may be selected in combination with any one of the fixed annuity options.

If no valid selection of a settlement option has been made by the Maturity Date and one Annuitant is living on the Maturity Date, the Life Income with 10-Year Guarantee Period fixed annuity settlement option shall be automatically effective. If no valid selection of a settlement option has been made by the Maturity Date and two Annuitants are living on the Maturity Date, the Joint and Survivor Life Income with 10-Year Guarantee Period fixed annuity settlement option shall be automatically effective.


It should be noted that a surrender charge may apply at the time of annuitization. However, under a settlement option providing an income for a fixed period (e.g., Option 3V described above), for any surrender made, no surrender charge will be deducted from the portion of Accumulated Value surrendered, provided that payments under such settlement option will be made for at least five years and that proceeds may not be withdrawn. Also, no surrender charge will be imposed at the time of annuitization under a settlement option providing a life income with a guaranteed period (e.g., Option 4V or Option 5V above). Surrenders after the Maturity Date are permitted only in connection with settlement options that do not involve a life contingency (see "THE CONTRACTS--Surrender (Redemption)").


The Contract Owner may elect the receipt of a single sum, rather than payment pursuant to annuity settlement options, by surrendering the Contract in full on the Maturity Date. In such case, a surrender charge will be deducted from the Accumulated Value of the Contract if the Maturity Date occurs at any time during the surrender charge period, taking into account the 10% free surrender provision and subject to the maximum 6 1/2% limitation described under "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)".

Frequency and Amount of Annuity Payments

Annuity payments under a settlement option will be paid as monthly installments, unless the Contract Owner and LB agree to a different payment schedule. However, if the Accumulated Value at the Maturity Date is less than $2,000 or would not result in a payment of at least $25, LB may pay the Accumulated Value in a single sum and the Contract will be canceled. Also, if annuity payments would be or become less than $25 if a single settlement option is chosen, or $25 on each basis if a combination of variable and fixed options is chosen, LB may change the frequency of payments to intervals that will result in payments of at least $25 each from each option chosen.

The amount of the first variable annuity payment (and, in the case of fixed annuities, the amount of subsequent payments) is determined by applying the Accumulated Value to be applied to the settlement option at the Maturity Date, less any surrender charge due (see "Settlement Options" above), to the annuity table in the Contract for the settlement option selected. The table shows the amount of the initial annuity payment for each $1,000 applied.

Subsequent variable annuity payments vary in amount in accordance with the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment, determined as set forth above, is divided by the Annuity Unit Value as of the Maturity Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value (see "Subaccount Annuity Unit Value" below) with respect to such Subaccount at the end of the last Valuation Date of the period with respect to which the payment is due. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the foregoing procedure is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity tables in the Contracts are based on the mortality table specified in the Contract. Under such tables, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. LB guarantees that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

Subaccount Annuity Unit Value

The value of an Annuity Unit is determined independently for each Subaccount.

For each Subaccount, the Annuity Unit Value on any Valuation Date is determined by multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Date by the net investment factor for the Valuation Date for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor which offsets the effect of the assumed investment earnings rate of 3 1/2% per annum which is assumed in the annuity tables contained in the Contract.

The net investment factor for each Subaccount for a Valuation Date is determined by dividing the value of an Accumulation Unit for the applicable Subaccount as of the end of the current Valuation Period by the value of an Accumulation Unit for the applicable Subaccount as of the end of the immediately preceding Valuation Period.

Assumed Investment Rate

A 3 1/2% assumed investment rate is built into the annuity tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising and more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual net investment rate were at the annual rate of 3 1/2%, the annuity payments would be level.

                            GENERAL PROVISIONS

Postponement of Payments

General. LB may defer payment of any surrender and annuity payment amounts, or death benefit amounts that are in the Variable Account if (a) the New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or (b) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets. Transfers and allocations of Accumulated Value to and against the Subaccounts of the Variable Account may also be postponed under these circumstances.

Payment by Check. Payments under the Contract of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Contract Owner's bank.

Date of Receipt

Except as otherwise stated herein, the date of receipt by LB of any Written Notice, premium payment, telephone instruction or other communication is the actual date it is received at LB's Home Office in proper form unless received
(1) after the close of the New York Stock Exchange, or (2) on a date which is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

Reports to Contract Owners

LB will mail each Contract Owner, at such Contract Owner's last known address of record, at least annually after the first Contract Year, a report containing the Accumulated Value or current value of the Contract as of a date not more than two months prior to the date of mailing and any further information required by any applicable law or regulation.

Contract Inquiries

Inquiries regarding a Contract may be made by writing to LB at its Home Office, 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

                            FEDERAL TAX STATUS

Introduction

The ultimate effect of Federal income taxes on a Contract's Accumulated Value, on annuity payments and on the economic benefit to the Contract Owner, the Annuitant or the Beneficiary depends upon the tax status of such person and, if the Contract is purchased under a retirement plan, upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion contained herein is based on LB's understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of continuation of these interpretations by the Internal Revenue Service. LB does not make any guarantee regarding the tax status of any Contract. Each person concerned should consult a qualified tax adviser.

Variable Account Tax Status

The Internal Revenue Code of 1986, as amended (the "Code") in effect provides that the income and gains and losses from separate account investments are not income to the insurance company issuing the variable contracts so long as the contracts and the separate account meet certain requirements set forth in the Code. Because the Contracts and the Variable Account meet such requirements, LB anticipates no tax liability resulting from the contracts, and consequently no reserve for income taxes is currently charged against, or maintained by LB with respect to, the Contracts. LB is currently exempt from state and local taxes. If there is a material change in state or local tax laws, charges for such taxes, if any, attributable to the Variable Account may be made.

Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general.

Contracts Held by Individuals. An individual Contract Owner is not taxed on increases in the value of a Contract until a distribution occurs, either in the form of a single sum payment or as annuity payments under the settlement option selected.

Upon receipt of a single sum payment or of an annuity payment under the Contract, the recipient is taxed on the portion of such payment that exceeds the cost basis of the Contract.

For single sum payments, the taxable portion is generally the amount in excess of the premiums paid under the Contract. Such taxable portion is taxed at ordinary income tax rates. The investment in the Contract is not affected by loans or assignments of the Contract but is increased by any amount included in gross income as a result of the loan or assignment. Payments in partial or full surrender of a Contract generally will be taxed as ordinary income to the extent that the Accumulated Value exceeds the taxpayer's investment in the Contract. An assignment of the Contract (other than a gift to the Contract Owner's spouse or incident to a divorce) or the use of the Contract as collateral for a loan will be treated in the same manner as a surrender.

For annuity payments, the taxable portion is determined by a formula which establishes the ratio that the cost basis of the Contract bears to the total value of annuity payments for the term of the annuity. Such taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. In such event, the total payments received may be taxable. Contract Owners, Annuitants and Beneficiaries under such Contracts should seek qualified tax and financial advice about the tax consequences of distributions under the retirement plan in connection with which such Contracts are purchased.

Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in an additional tax of 10% of the amount of the distribution which is includable in gross income. The penalty tax will not apply if the distribution is made as follows:

(1) in connection with death or disability as described in section 72(q)(2) of the Code;

(2) from certain Qualified Plans;

(3) under a qualified funding trust (commonly referred to as structured settlement plans); or

(4) it is one of a series of substantially equal periodic annual payments for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the beneficiary; for this purpose, if there is a significant modification of the payment schedule before the taxpayer is age 59 1/2 or before the expiration of five years from the time of the annuity starting date, the taxpayer's income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Depending on the type of Qualified Plan, distributions may be subject to a 10% penalty tax.

Contracts Held by Other Than Individuals. The Tax Reform Act of 1986 provides that, except as hereafter noted, a Contract held by other than a natural person, such as a corporation, estate or trust, will not be treated as an annuity contract for Federal income tax purposes. The income on such a Contract will be taxable in the year received or accrued by the Contract Owner. The provision does not apply if the Contract Owner is acting as an agent for an individual, if the Contract Owner is an estate which acquired the Contract as a result of the death of the decedent, if the Contract is held by certain Qualified Plans, if the Contract is held pursuant to a qualified funding trust (commonly referred to as structured settlement plans), if the Contract was purchased by an employer with respect to a terminated Qualified Plan or if the Contract is an immediate annuity.

Multiple Contracts. Section 72(e)(11) of the Code provides that for the purposes of determining the amount includable in gross income, all non-qualified annuity contracts entered into on or after October 22, 1988 by the same company with the same contract owner during any calendar year shall be treated as one contract. The total impact of this Section is not clear. It will likely accelerate the recognition of income by a contract owner owning multiple contracts and may have the further effect of increasing the portion of income that will be subject to the 10% penalty tax.

Qualified Plans

The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as Contract Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contracts in connection therewith.

Tax-Sheltered Annuities. Section 403(b) of the Code permits employers of public school employees and of employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase on behalf of their employees annuity contracts and, subject to certain limitations, have the amount of purchase payments excluded from the employees' gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities". Purchasers of the Contracts for such purposes should seek qualified advice as to eligibility, limitations on permissible amounts of purchase payments and tax consequences on distribution.

An amendment to Section 403(b) of the Code, adopted pursuant to the Tax Reform Act of 1986, imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b), which will apply to tax years beginning on or after January 1, 1989. The amendment adds a new
Section 403(b)(11) that requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made pursuant to a salary reduction agreement may be paid only when the employee reaches age 59 1/2, separates from service, dies or becomes disabled, or in the case of hardship (hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as for paying for medical expenses, for the purchase of a principal residence, or for paying certain tuition expenses).

A participant in a Contract purchased as a tax-sheltered Section 403(b) annuity contract will not, therefore, be entitled to exercise the surrender right, described under the heading "THE CONTRACTS--Surrender (Redemption)", in order to receive Accumulated Value attributable to elective contributions credited under the Contract to such participant unless one of the above-described conditions has been satisfied. The restrictions imposed by Section 403(b)(11) of the Code conflict with certain sections of the 1940 Act that are applicable to the Contracts. In this regard, LB is relying on a no-action letter issued by the Office of Insurance Products and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by LB.

H.R. 10 Plans. The Self-Employed Individuals Tax Retirement Act of 1962, which is commonly referred to as "H.R. 10", permits self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. In addition, such plans are limited by law to maximum permissible contributions, distribution dates, nonforfeitability of interest and tax rates applicable to distributions. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer. Purchasers of the Contracts for use with H.R. 10 plans should seek qualified advice as to the suitability of the proposed plan document and of the Contracts to their specific needs.

Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "individual retirement annuity". These individual retirement annuities are subject to limitations on the amount that may be contributed, on the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an individual retirement annuity. When issued in connection with an individual retirement annuity, the Contracts will be specifically amended to conform to the requirements under such plans. Sales of the Contracts for use with individual retirement annuities may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency.

Corporate Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans. Corporate employers intending to use the Contracts in connection with such plans should seek qualified advice in connection therewith.

Section 457 Plans. Section 457 of the Code permits states, local governments and tax-exempt organizations to establish deferred compensation plans on behalf of their employees. Such plans may permit the purchase of the Contracts to provide benefits under the plans. Employers intending to use the Contracts in connection with such plans should seek qualified advice in connection therewith.

1035 Exchanges

Section 1035(a) of the Code permits the exchange of certain life insurance, endowment and annuity contracts for an annuity contract without a taxable event occurring. Thus, potential purchasers who already own such a contract issued by another insurer are generally able to exchange that contract for a Contract issued by LB without a taxable event occurring. There are certain restrictions which apply to such exchanges, including that the contract surrendered must truly be exchanged for the Contract issued by LB and not merely surrendered in exchange for cash. Further, the same person or persons must be the obligee or obligees under the Contract received in the exchange as under the original contract surrendered in the exchange. Careful consideration must be given to compliance with the Code provisions and regulations and rulings relating to exchange requirements, and potential purchasers should be sure that they understand any surrender charges or loss of benefits which might arise from terminating a contract they hold. Owners considering such an exchange should consult their tax advisers to insure that the requirements of
Section 1035 are met.

Diversification Requirements

The Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not "adequately diversified". Section 817(h) of the Code also requires that investments of the Variable Account meet certain diversification requirements stated in Section 817(h)(2) or as may be prescribed by the Treasury Department in regulations. The assets of the Fund will meet the diversification requirements. The Company will monitor the Contracts and the regulations of the Treasury Department to ensure that the Contract will continue to qualify as a variable annuity contract under the Code. Disqualification of the Contract as an annuity contract would result in imposition of Federal income tax on the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.

Withholding

The taxable portion of a distribution to an individual is subject to Federal income tax withholding unless the taxpayer elects not to have withholding. LB will provide the Contract Owner with the election form and further information as to withholding prior to the first distribution. Generally, however, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments.

Also, effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or 403(b) of the Code, that are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for Federal income tax. The 20% withholding requirement does not apply to: a) distributions for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; b) distributions for a specified period of 10 years or more; or
c) distributions which are required minimum distributions. For complete information on withholding, a qualified tax adviser should be consulted.

Other Considerations

Because of the complexity of the law and its application to a specific individual, tax advice may be needed by a person contemplating purchase of a Contract or the exercise of elections under a Contract. The above comments concerning Federal income tax consequences are not exhaustive, and special rules are provided with respect to situations not discussed in this Prospectus.

The preceding description is based upon LB's understanding of current Federal income tax law. LB cannot assess the probability that changes in tax laws, particularly affecting annuities, will be made.

The preceding comments do not take into account state income or other tax considerations which may be involved in the purchase of a Contract or the exercise of elections under the Contract. For complete information on such Federal and state tax considerations, a qualified tax adviser should be consulted.

                       EMPLOYMENT-RELATED BENEFIT PLANS

The Contracts described in this Prospectus (except for Contracts issued in the state of Montana) involve settlement option rates that distinguish between men and women. Montana has enacted legislation requiring that optional annuity benefits offered pursuant to Contracts purchased in Montana not vary on the basis of sex. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of sex. Any unisex rates to be provided by LB will apply for tax-qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Contract may be purchased.



                                   VOTING RIGHTS

To the extent required by law, LB will vote the Fund shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result LB determines that it is permitted to vote the Fund shares in its own right, it may elect to do so.

Before the Maturity Date, the Contract Owner shall have the voting interest with respect to Fund shares attributable to the Contract. On and after the Maturity Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.

The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract's Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes which each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract's reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.

Any Portfolio shares held in the Variable Account for which LB does not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by LB in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by LB or its affiliates in general accounts will, for voting purposes, be allocated to all separate accounts of LB and its affiliates having a voting interest in that Portfolio in proportion to each such separate account's votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

                          SALES AND OTHER AGREEMENTS

Lutheran Brotherhood Securities Corp. ("LBSC"), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of Lutheran Brotherhood, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which LB and the Variable Account are also parties. The Contracts are sold through LB Representatives who are licensed by state insurance officials to sell the Contracts. These LB Representatives are also registered representatives of LBSC. The Contracts are offered in all states where LB is authorized to sell variable annuities.


Compensation of LB Representatives. Commissions and other distribution compensation to be paid to LB Representatives on the sale of Contracts will be paid by LB and will not result in any charge to Contract Owners or to the Variable Account in addition to the charges described in this Prospectus. LB Representatives selling the Contracts will be paid a commission of not more than 4% of the premiums paid on the contracts. Further, LB Representatives may be eligible to receive certain benefits based on the amount of earned commissions.




                                LEGAL PROCEEDINGS

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither LB nor LBSC are involved in any litigation that is of material importance in relation to their total assets or that relates to the Variable Account.

                                 LEGAL MATTERS

All matters of applicable state law pertaining to the Contracts, including LB's right to issue the Contracts thereunder, have been passed upon by _______________, Counsel for LB. Certain legal matters relating to the Federal securities laws have been passed upon by the law firm of __________________.


                        FINANCIAL STATEMENTS AND EXPERTS

Financial statements of LB and the Variable Account are contained in the Statement of Additional Information.

The financial statements of LB and the Variable Account included in the Statement of Additional Information have been so included in reliance of Price Waterhouse LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

                               FURTHER INFORMATION

A Registration Statement under the Securities Act of 1933 has been filed with the SEC with respect to the Contracts described herein. This Prospectus and the Statement of Additional Information do not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, LB and the Contracts. The information so omitted may be obtained from the SEC's principal office located at 450 Fifth Street, N.W., Washington, D.C. 20549, upon payment of the fee prescribed by the SEC, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the SEC for a complete statement of the provisions thereof.

                       STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS

                                                              Page
Introduction
Custody of Assets
Independent Accountants and Financial Statements
Distribution of the Contracts
Calculation of Performance
   Money Market Subaccount
   Other Subaccounts
Financial Statements of Variable Account
Comment on Financial Statements of LB
Financial Statements of LB


                   How To Obtain the INDIVIDUAL FLEXIBLE PREMIUM
                            VARIABLE ANNUITY CONTRACT
                        Statement of Additional Information


                          Send this request form to:
                               Lutheran Brotherhood
                               P.O. Box 288
                               Minneapolis, MN 55440-9041


Please send me a copy of the most recent INDIVIDUAL FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACT SAI.


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(Name)                                                      (Date)

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(Street Address)

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(City)                                         (State)      (Zip Code)

                                    APPENDIX
                      MORE INFORMATION ABOUT THE FIXED ACCOUNT

Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the Fixed Account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account option and the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. LB has been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account.

Accumulated Values allocated to the Fixed Account are combined with all the general assets of LB and are invested in those assets chosen by LB and allowed by applicable law. LB allocates the investment income of the Fixed Account to the Contracts covered by the Fixed Account in the amounts guaranteed in such Contracts. Immediately prior to the Maturity Date, the Accumulated Value of the Contract in the Fixed Account is subject to a reduction for any surrender charge, if applicable.

Under the Fixed Account option, LB allocates premium payments to the Fixed Account, guarantees the amounts allocated to the Fixed Account, and pays a declared interest rate. The guaranteed minimum interest credited to the Fixed Account will be at the effective rate of 3% per year, compounded daily. LB may credit interest at a rate in excess of 3% per year; however, LB is not obligated to credit any interest in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by LB based on information as to expected investment yields. Some of the factors that LB may consider in determining whether to credit interest above 3% to amounts allocated to the Fixed Account, and the amount thereof, are general economic trends, rates of return currently available and anticipated on LB's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDIT TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT THE SOLE DISCRETION OF LB. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

Nonetheless, for any amount allocated or transferred to the Fixed Account, LB guarantees that the initial interest rate will be effective for at least 12 months, and subsequent interest rates will not be changed more often than once every 12 months.

To the extent a fixed annuity payment option is selected by the Contract Owner, Accumulated Value at the Maturity Date will be transferred to the Fixed Account, which supports the insurance and annuity obligations of LB.

Contract Owners have no voting rights in the Variable Account with respect to Fixed Account values.


lbva\n-4\1996\pro96-1.doc

                     STATEMENT OF ADDITIONAL INFORMATION

                        INDIVIDUAL FLEXIBLE PREMIUM
                         VARIABLE ANNUITY CONTRACT
                                 Issued By
                            LUTHERAN BROTHERHOOD

This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Prospectus dated May __, 1996 (the "Prospectus") describing an individual flexible premium variable annuity contract (the "Contract") being offered by Lutheran Brotherhood ("LB"). Purchase payments will be allocated to one or more Subaccounts of LB Variable Annuity Account I (the "Variable Account"), a separate account of LB and/or to the Fixed Account (which is the general account of LB, and which pays interest at a guaranteed fixed rate). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from Lutheran Brotherhood, 625 Fourth Avenue South, Minneapolis, Minnesota 55415.


Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.
        --------------------------------------------------

                       TABLE OF CONTENTS
                                                                  Page
INTRODUCTION
CUSTODY OF ASSETS
INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS
DISTRIBUTION OF THE CONTRACTS
CALCULATION OF PERFORMANCE
  Money Market Subaccount
  Other Subaccounts
FINANCIAL STATEMENTS OF VARIABLE ACCOUNT
COMMENT ON FINANCIAL STATEMENTS OF LB
FINANCIAL STATEMENTS OF LB
       --------------------------------------------------


           The date of this Statement of Additional Information
                         is May __, 1996.



                             INTRODUCTION


The Contracts are issued by LB. Lutheran Brotherhood, a fraternal benefit society owned and operated for its members, was founded in 1917 under the laws of the State of Minnesota. LB is currently licensed to transact life insurance business in all 50 states and the District of Columbia. At the end of 1995, LB had total assets of over $10.9 billion. The Contract may be sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.



Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account, a separate account of LB and/or to the Fixed Account (which is the general account of LB, and which pays interest at a guaranteed fixed rate). The assets of each Subaccount will be invested solely in a corresponding Portfolio of LB Series Fund, Inc. (the "Fund"), which is a diversified, open-end management investment company (commonly known as a "mutual fund"). The Prospectus for the Fund that accompanies the Prospectus describes the investment objectives and attendant risks of the six Portfolios of the Fund-the Growth Portfolio, the High Yield Portfolio, the Income Portfolio, the Opportunity Growth Portfolio, the World Growth Portfolio and the Money Market Portfolio. Additional Subaccounts (together with the related additional Portfolios of the Fund) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to the Fixed Account will accumulate at fixed rates of interest declared by LB.


                              CUSTODY OF ASSETS

LB, whose address appears on the cover of the Prospectus, maintains custody of the assets of the Variable Account.

                INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS


The financial statements of LB and the Variable Account included in this Statement of Additional Information have been so included in reliance on the report of ______________, independent accountants, given on the authority of said firm as experts in auditing and accounting.


The financial statements of LB should be considered only as bearing upon the ability of LB to meet its obligations under the Contracts. The financial statements of LB should not be considered as bearing on the investment experience of the assets held in the Variable Account.

                       DISTRIBUTION OF THE CONTRACTS

Lutheran Brotherhood Securities Corp. ("LBSC"), an indirect subsidiary of Lutheran Brotherhood, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which LB and the Variable Account are also parties. The Contracts are sold through LB Representatives who are licensed by state insurance officials to sell the Contracts. These LB Representatives are also registered representatives of LBSC. The Contracts are offered in all states where LB is authorized to sell variable annuities.

The offering of the Contracts is continuous.

There are no special purchase plans or exchange privileges not described in the Prospectus (see "THE CONTRACTS--Transfers" in the Prospectus).

No charge for sales expense is deducted from premiums at the time premiums are paid. However, a surrender charge, which may be deemed to be a contingent deferred sales charge, is deducted from the Accumulation Value of the Contract in the case where the Contract is surrendered, in whole or in part, before annuity payments begin and, if certain settlement options are selected, at the time annuity payments begin, under the circumstances described in, and in amounts calculated as described in, the Prospectus under the heading "CHARGES AND DEDUCTIONS--Surrender Charge (Contingent Deferred Sales Charge)". There is no difference in the amount of this charge or any of the other charges described in the Prospectus as between Contracts purchased by members of the public as individuals or groups, on the one hand, and Contracts purchased by any class of individuals, such as officers, directors or employees of LB or of LBSC, on the other hand.

                        CALCULATION OF PERFORMANCE

Money Market Subaccount

The Prospectus contains information with respect to the yield and effective yield of a hypothetical preexisting account having a balance of one Money Market Portfolio Subaccount Accumulation Unit at the beginning of a specified seven-day period. Such yield quotations have been calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and multiplying the base period return by 365/7. The effective yield has been calculated by compounding the yield quotation for such period by adding 1 and raising the sum to a power equal to 365/7, and subtracting 1 from the result.

In determining the net change in the value of the account as described in the preceding paragraph, all deductions that are charged to all Contract Owner accounts have been reflected in proportion to the length of the seven-day base period and the mean (or median) account size under a substantially identical contract issued by an LB affiliate. Deductions from purchase payments and surrender charges assessed have not been reflected in, and realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Subaccount and the related portfolio company have been excluded from, the computation of yield.


This example illustrates the yield quotation for the Money Market Subaccount for the seven-day period ended December 31, 1995:

Value of hypothetical pre-existing account with exactly
  one Accumulation Unit at the beginning of the period            $________

Value of same account (excluding capital changes) at end
  of the seven-day period                                         $________

Net change in account value                                       $________

Base Period Return:
Net change in account value divided by beginning account value    $________

Annualized Current Yield [0.000826 X (365/7)]                         ____%

Effective Yield (0.000826 + 1)365/7-1                                 ____%


The annualization of a seven-day average yield is not a representation of future actual yield.

Other Subaccounts

The Prospectus contains information with respect to yield quotations by Subaccounts other than the Money Market Subaccount. These yield quotations are based on a 30-day (or one month) period computed by dividing the net investment income per accumulation unit earned during the period (the net investment income earned by the Fund portfolio attributable to shares owned by the Subaccount less expenses incurred during the period) by the maximum offering price per Accumulation Unit on the last day of the period, by setting yield equal to two times the difference between the sixth power of one plus the designated ratio and one, where the designated ratio is the difference between the net investment income earned during the period and the expenses accrued for the period (net of reimbursement) divided by the product of the average daily number of Accumulation Units outstanding during the period and the maximum offering price per Accumulation Unit on the last day of the period.

For fees that vary with the size of the Contract, a Contract size equal to the mean (or median) contract size of a substantially identical contract issued by an LB affiliate has been assumed.



The following example illustrates the annualized current yield calculation for the High Yield Subaccount for the 30-day base period ended December 31, 1995:

Dividends and interest earned by the High Yield Subaccount
  during the base period                                         $_______
Expenses accrued for the base period                             $_______
                                                             ------------
                                                                 $_______(A)
                                                             ============
Product of the maximum public offering price on
  the last day of the base period and the average
  daily number of Units outstanding during
  the base period that were entitled to receive
  dividends ($_________ x _________ Units) =                     $_______(B)
                                                            =============
Quotient of dividends and interest earned minus
  expenses accrued divided by product of maximum
  public offering price multiplied by average
  Units outstanding (A divided by B) =                           ________(C)

Adding one and raising total to the
  6th power (C + 1)6=                                            ________(D)

Annualized current yield [2(D - 1) X 100] =                         ____%


The following example illustrates the annualized current yield calculation for the Income Subaccount for the 30-day base period ended December 31, 1995:

Dividends and interest earned by the Income Subaccount
  during the base period                                        $_______
Expenses accrued for the base period                            $_______
                                                            ------------
                                                                $_______(A)
                                                            ============
Product of the maximum public offering price on
  the last day of the base period and the average
  daily number of Units outstanding during
  the base period that were entitled to receive
  dividends ($_________ x _________ Units) =                $___________(B)

Quotient of dividends and interest earned minus
  expenses accrued divided by product of maximum
  public offering price multiplied by average
  Units outstanding (A divided by B) =                          ________(C)
Adding one and raising total to the 6th power (C + 1)6 =        ________(D)
Annualized current yield [2(D-1) X 100] =                          ____%


Annualized current yield of any specific base period is not a representation of future actual yield.

The Prospectus contains information with respect to performance data relating to the Contracts. Such performance data includes average annual total return quotations for the 1, 5 and 10-year periods computed by finding the average annual compounded rates of return over the 1, 5 and 10-year periods that would equate the initial amount invested to the ending redeemable value, by equating the ending redeemable value to the product of a hypothetical initial payment of $1,000, and one plus the average annual total return raised to a power equal to the applicable number of years. For periods prior to February 1, 1994, total return figures are based on a hypothetical Contract assumed to have been invested in a Portfolio of the Fund when that Portfolio was first available for investment under a variable annuity contract issued by an LB affiliate, Lutheran Brotherhood Variable Insurance Products Company. If the assumed investment was made less than 10 years from the date of the quotation, the total return from the date of such investment will be given.

Such performance data assumes that any applicable charges have been deducted from the initial $1,000 payment and includes all recurring fees that are charged to all Contract Owners. For fees that vary with the size of the Contract, a Contract size equal to the mean (or median) contract size of a substantially identical contract issued by an LB affiliate has been assumed. If recurring fees charged to Contract Owners are paid other than by redemption of Accumulation Units, such fees will be appropriately reflected.

Average annual total return for any specific period is not a representation of future actual results. Average annual total return assumes a steady rate of growth. Actual performance fluctuates and will vary from the quoted results for periods of time within the quoted periods.



The following example illustrates the average annual total return for the Growth Subaccount of a hypothetical Contract invested in the Growth Portfolio of the Fund from the date the Portfolio was first available for investment under a contract issued by an LB affiliate through December 31, 1995:

Hypothetical $1,000 initial investment on March 8, 1988              $1,000

Ending redeemable value of the investment on
  December 31, 1995 (after deferred sales charge)                    $_____

Total return for the period is the difference between the
  ending redeemable value and the hypothetical $1,000 initial investment divided by the hypothetical $1,000 initial
  investment; the result is expressed in terms of a percentage
  (For example, 2 equals 200%)                                      _____%*

Average annual total return from inception through
  December 31, 1995 is the sum of the total return
  calculated above plus one; such sum is raised to
  the power of 1/n where n is expressed as six years
  and 10 months; the result is reduced by one and is
  expressed in terms of a percentage
  (For example, 0.2 equals 20%)                                      _____%*


The following example illustrates the average annual total return for the High Yield Subaccount of a hypothetical Contract invested in the High Yield Portfolio of the Fund from the date the Portfolio was first available for investment under a contract issued by an LB affiliate through December 31, 1995:

Hypothetical $1,000 initial investment on March 8, 1988              $1,000

Ending redeemable value of the investment on
  December 31, 1995 (after deferred sales charge)                    $_____

Total return for the period is the difference between the
  ending redeemable value and the hypothetical $1,000
  initial investment dividend by the hypothetical $1,000
  initial investment; the result is expressed in terms of
  a percentage (For example, 2 equals 200%)                         _____%*

Average annual total return from inception through
  December 31, 1995 is the sum of the total return
  calculated above plus one; such sum is raised to the
  power of 1/n where n is expressed as six years
  and 10 months; the result is reduced by one and is
  expressed in terms of a percentage
  (For example, 0.2 equals 20%)                                      ____%*


The following example illustrates the average annual total return for the Income Subaccount of a hypothetical Contract invested in the Income Portfolio of the Fund from the date the Portfolio was first available for investment under a contract issued by an LB affiliate through December 31, 1995:

Hypothetical $1,000 initial investment on March 8, 1988              $1,000

Ending redeemable value of the investment on December 31, 1995
  (after deferred sales charge)                                      $_____

Total return for the period is the difference between the
  ending redeemable value and the hypothetical $1,000
  initial investment dividend by the hypothetical $1,000
  initial investment; the result is expressed in terms
  of a percentage (For example, 2 equals 200%)                      _____%*

Average annual total return from inception through
  December 31, 1995 is the sum of the total return
  calculated above plus one; such sum is raised to the
  power of 1/n where n is expressed as six years
  and 10 months; the result is reduced by one and is
  expressed in terms   of a percentage
  (For example, 0.2 equals 20%)                                     _____%*


The following example illustrates the average annual total return for the Money Market Subaccount of a hypothetical Contract invested in the Money Market Portfolio of the Fund from the date the Portfolio was first available for investment under a contract issued by an LB affiliate through December 31, 1995:

Hypothetical $1,000 initial investment on February 18, 1988          $1,000

Ending redeemable value of the investment on December 31, 1995
  (after deferred sales charge)                                      $_____

Total return for the period is the difference between
  the ending redeemable value and the hypothetical $1,000
  initial investment divided by the hypothetical $1,000
  initial investment; the result is expressed in terms
  of a percentage (For example, 2 equals 200%)                      _____%*

Average annual total return from inception through
  December 31, 1995 is the sum of the total return
  calculated above plus one; such sum   is raised to the
  power of 1/n where n is expressed as six years and
  11 months; the result is reduced by one and is
  expressed in terms of a percentage
  (For example, 0.2 equals 20%)                                      _____%*
------------------
*Does not include the annual administrative charge of $30 deducted from any Contract for which the total of premiums paid under such Contract minus all prior surrenders is less than $5,000.


                   FINANCIAL STATEMENTS OF VARIABLE ACCOUNT

Set forth on the following pages are the audited financial statements of the Variable Account.


[FINANCIAL STATEMENT OF LB VARIABLE ANNUITY ACCOUNT I TO BE ADDED BY SUBSEQUENT AMENDMENT]




                   COMMENTS ON FINANCIAL STATEMENTS OF LB

The financial statements of LB included in this Statement of Additional Information should be considered as bearing only upon the ability of LB to meet its obligations under the Contracts. The value of the interests of Contract Owners, Annuitants and Beneficiaries under the Contracts are affected primarily by the investment experience of the Subaccounts of the Variable Account. The financial statements of LB should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                           FINANCIAL STATEMENTS OF LB

Set forth on the following pages are the audited financial statements of LB.


[FINANCIAL STATEMENT OF LB TO BE ADDED BY SUBSEQUENT AMENDMENT]



lbva\n-4\1996\sai96-1.doc

                       PART C.  OTHER INFORMATION


Item 24.  Financial Statements and Exhibits

    (a)   Financial Statements:

          Part A:  None.

          Part B: Financial Statements of Lutheran Brotherhood. (4) Financial Statements of LB Variable Annuity Account I. (4)

    (b)   Exhibits:

          1. Resolution of the Board of Directors of Lutheran Brotherhood ("Depositor") authorizing the establishment of LB Variable Annuity Account I ("Registrant"). (1)

          2.  Not Applicable.

          3.(a) Form of Distribution Agreement between Depositor and Lutheran Brotherhood Securities Corp ("LBSC"). (1)

            (b) Forms of General Agent's Agreement and Selected Registered Representative Agreement between LBSC and agents with respect to the sale of Contracts. (1)

          4.  Form of Contract.  (1)

          5.  Contract Application Form.  (1)

          6.  Articles of Incorporation and Bylaws of Depositor.  (1)

          7.  Not Applicable.

          8.     Not Applicable.

          9. Opinion of counsel as to the legality of the securities being registered (including written consent). (2)

          10. Not Applicable.

          11. Not Applicable.

          12. Not Applicable.

          13. Computations of Performance Data.  (1)

          14. Consent of Independent Accountant.  (4)

          15. Powers of Attorney.  (1)

          16. Consent of Counsel.  (4)

________________________________

(1) Included in the Registration Statement on Form N-4, Registration No. 33-67012, filed by the Account pursuant to the Securities Act of 1933, as amended, on August 4, 1993.
(2) Included in the Registration Statement on Form N-4, Registration No. 33-67012, filed by the Account pursuant to the Securities Act of 1933, as amended, on January 20, 1994.
(3)  Filed herewith.
(4)  To be filed by subsequent amendment.


Item 25.  Directors and Officers of the Depositor

     DIRECTORS                           POSITIONS AND OFFICES WITH DEPOSITOR

     Robert O. Blomquist                    Chairman of the Board
     Lutheran Brotherhood                   of Directors
     625 Fourth Avenue South
     Minneapolis, Minnesota

     Robert P. Gandrud                      President, Chief Executive
     Lutheran Brotherhood                   Officer and Director
     625 Fourth Avenue South
     Minneapolis, Minnesota

     Richard W. Duesenberg                  Director
     Retired, formerly Senior Vice President
     General Counsel and Secretary
     Monsanto Company
     One Indian Creek Lane
     St. Louis, Missouri

     Bobby I. Griffin                       Director
     Executive Vice President
     Medtronic, Inc.
     7000 Central Avenue Northeast
     Minneapolis, Minnesota

     William R. Halling                     Director
     The Economic Club of Detroit
     333 W. Fort Street, Suite 100
     Detroit, Michigan

     James M. Hushagen
     Partner, Eisenhower & Carlson
     1200 First Interstate Plaza
     Tacoma, Washington

     Herbert D. Ihle                        Director
     Retired, formerly President
     Diversified Financial Services
     10453 Shelter Grove
     Eden Prairie, Minnesota

     Richard C. Kessler                     Director
     President
     The Kessler Enterprise, Inc.,
     12205 Apopka Vineland Road
     Orlando, Florida

     Judith K. Larsen                       Director
     Vice President
     Dataquest
     251 River Oaks Parkway
     San Jose, California

     Dr. Luther S. Luedtke
     California Lutheran University
     60 West Olsen Road
     Thousand Oaks, California

     John P. McDaniel                       Director
     President
     Medlantic Healthcare Group
     100 Irving Street, N.W.
     Washington, D.C.

     Mary Ellen H. Schmider                 Director
     Retired, formerly Dean of Graduate Studies
     Coordinator of Grants
     Moorhead State University
     7701 Island Lane, 180th Street
     Chippewa Falls, Wisconsin

     Russel M. Smith                        Director
     Retired
     906 Dunes
     Rockport, Texas


     OFFICERS                             POSITIONS AND OFFICES WITH DEPOSITOR

     Robert P. Gandrud                    President and Chief Executive
                                            Officer
     Rolf F. Bjelland                     Executive Vice President -
                                            Investments
     David J. Larson                      Senior Vice President, Secretary and
                                             General Counsel
     Dr. Edward A. Lindell                Senior Vice President - External
                                             Affairs
     Michael E. Loken                     Senior Vice President - Management
                                             Information Services
     Bruce J. Nicholson                   Executive Vice President and Chief
                                             Chief Financial Officer
     Paul R. Ramseth                      Executive Vice President - Strategic
                                             Development
     William H. Reichwald                 Executive Vice President - Marketing
     Jerald E. Sourdiff                   Senior Vice President - Controller's
     Mary M. Abbey                        Vice President - Client Systems
     Galen R. Becklin                     Vice President - Tech Support & Data
                                            Processing
     Larry A. Borlaug                     Regional Vice President - Marketing
     Colleen Both                         Vice President - Chief Compliance
                                            Officer
     J. Keith Both                        Senior Vice President - Marketing
     Randall L. Boushek                   Vice President - Portfolio Manager
     David J. Christianson                Vice President - Insurance Services
     Craig R. Darrington                  Vice President - Marketing
     Pamela H. Desnick                    Vice President - Communications
     Mitchell F. Felchle                  Vice President - New Ventures Group
     Charles E. Heeren                    Vice President - Bond Investments
     Wayne A. Hellbusch                   Vice President - Agency Services
     Otis F. Hilbert                      Vice President - Law
     Richard J. Johnson                   Vice President - Product Management
     Gary J. Kallsen                      Vice President - Mortgages and Real
                                            Estate
     Fred O. Konrath                      Vice President - Staffing and
                                            Employment Relations
     Douglas B. Miller                    Regional Vice President - Marketing
     C. Theodore Molen                    Regional Vice President - Marketing
     James R. Olson                       Vice President - Investor
                                            Services/Administration
     Kevin B. Pedersen                    Vice President - Lutheran Trust
     Dennis K. Peterson                   Vice President - New Ventures Group
     Bruce M. Piltingsrud                 Vice President - Research/Marketing
                                            Strategies
     Rolf H. Running                      Vice President - New Ventures Group
     Jennifer H. Smith                    Senior Vice President - Human
                                            Resources
     Lynette J.C. Stertz                  Vice President - Controller's
     John O. Swanson, M.D.                Vice President and Medical Director
     Louise K. Thoresen                   Vice President - Fraternal
     James M. Walline                     Vice President - Equities/Mutual
                                            Funds Investment
     Anita J.T. Young                     Vice President and Treasurer

The principal business address of each of the foregoing officers is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of Depositor in 1993 pursuant to the laws of the State of Minnesota. Depositor is a fraternal insurance society organized under the laws of the state of Minnesota and is owned by and operated for its members. It has no stockholders nor is it subject to the control of any affiliated persons. Depositor controls the following wholly owned direct and indirect subsidiaries: (a) Lutheran Brotherhood Financial Corporation ("LBFC"), a Minnesota corporation which is a holding company that has no independent operations; (b) Lutheran Brotherhood Variable Insurance Products Company ("LBVIP"), a Minnesota corporation organized as a stock life insurance company; (c) LBSC, a Pennsylvania corporation which is a registered broker-dealer; (d) Lutheran Brotherhood Research Corp., a Minnesota corporation which is a licensed investment adviser; and (e) Lutheran Brotherhood Real Estate Products Company, a Minnesota corporation.

Item 27.  Number of Contract Owners

There were 22,383 Contract Owners as of February 8, 1996.

Item 28.  Indemnification

Reference is hereby made to Section 5 of Depositor's Bylaws, filed as an Exhibit to this Registration Statement, and to Section 5 of LBSC's By-Laws, which mandate indemnification by Depositor and LBSC of directors, officers and certain others under certain conditions. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or LBSC, pursuant to the foregoing provisions or otherwise, Depositor and LBSC have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor or LBSC of expenses incurred or paid by a director or officer or controlling person of Depositor or LBSC in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or LBSC in connection with the securities being registered, Depositor or LBSC will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

An insurance company blanket bond is maintained providing $10,000,000 coverage for officers and employees of Lutheran Brotherhood, Depositor and LBSC, and $750,000 coverage for their general agents and Depositor's Representatives, both subject to a $100,000 deductible.

Item 29.  Principal Underwriter

(a) LBSC, the principal underwriter of the Contracts, is also named as distributor of the stock of The Lutheran Brotherhood Family of Funds, a diversified open-end investment company organized as a Delaware business trust, consisting of the following series: Lutheran Brotherhood Money Market Fund, Lutheran Brotherhood Opportunity Growth Fund, Lutheran Brotherhood Fund, Lutheran Brotherhood World Growth Fund, Lutheran Brotherhood Income Fund, Lutheran Brotherhood High Yield Fund, and Lutheran Brotherhood Municipal Bond Fund. LBSC also acts or will act as the principal underwriter of the following variable contracts: flexible premium variable life insurance contracts issued by Depositor through LB Variable Insurance Account I, a separate account of Depositor to be registered as a unit investment trust under the Investment Company Act of 1940; flexible premium deferred variable annuity contracts issued by LBVIP through LBVIP Variable Annuity Account I, a separate account of LBVIP registered as a unit investment trust under the Investment Company Act of 1940; flexible premium variable life insurance contracts issued by LBVIP through LBVIP Variable Insurance Account, a separate account of LBVIP registered as a unit investment trust under the Investment Company Act of 1940; and of single premium variable life insurance contracts issued by LBVIP through LBVIP Variable Insurance Account II, a separate account of LBVIP registered as a unit investment trust under the Investment Company Act of 1940.

(b)  The directors and officers of LBSC are as follows:

     Robert P. Gandrud              Chairman and Director
     Rolf F. Bjelland               Director
     Bruce J. Nicholson             Director
     Paul R. Ramseth                Director
     William H. Reichwald           President and Director
     Anita J.T. Young               Treasurer
     Jerald E. Sourdiff             Controller
     Otis F. Hilbert                Vice President and Secretary
     Mitchell F. Felchle            Vice President
     James R. Olson                 Vice President
     Bruce M. Piltingsrud           Vice President
     Larry A. Borlaug               Assistant Vice President
     J. Keith Both                  Assistant Vice President
     Craig R. Darrington            Assistant Vice President
     Wayne A. Hellbusch             Assistant Vice President
     Sharon L. Love                 Assistant Vice President
     Douglas B. Miller              Assistant Vice President
     C. Theodore Molen              Assistant Vice President
     Wayne H. Peterson              Assistant Vice President
     Marie A. Sorensen              Assistant Vice President
     Daniel J. Young                Assistant Vice President
     James M. Odland                Assistant Secretary

The principal business address of each of the foregoing officers is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

(c)  Not Applicable.

Item 30.  Location of Accounts and Records

The accounts and records of Registrant are located at the office of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Item 31.  Management Services

Not Applicable.

Item 32.  Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


LB-VA\N-4\1996\PartC

                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly 27th day of February, 1996.

                                          LB VARIABLE ANNUITY ACCOUNT I
                                                 (Registrant)

                                          By  LUTHERAN BROTHERHOOD
                                                  (Depositor)

                                          By /s/ Robert P. Gandrud
                                             -----------------------------
                                             Robert P. Gandrud, President

Pursuant to the requirements of the Securities Act of 1933, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 27th day of February, 1996.

                                          LUTHERAN BROTHERHOOD
                                              (Depositor)

                                          By /s/ Robert P. Gandrud
                                             -----------------------------
                                             Robert P. Gandrud, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed on the 27th day of February, 1996 by the following directors and officers of Depositor in the capacities indicated:

     /s/ Robert P. Gandrud       President and Chief Executive Officer
     -----------------------       (Chief Executive Officer)
     Robert P. Gandrud

     /s/ Bruce J. Nicholson      Chief Financial Officer (Principal Financial
     -----------------------       Officer)
     Bruce J. Nicholson

     /s/ Anita J.T. Young        Treasurer (Principal Accounting Officer)
     -----------------------
     Anita J.T. Young

     A Majority of the Board of Directors:

     Robert O. Blomquist          Richard Kessler
     Richard W. Duesenberg        Judith K. Larsen
     Robert P. Gandrud            Luther S. Luedtke
     Bobby I. Griffin             John P. McDaniel
     William R. Halling           Mary Ellen H. Schmider
     James M. Hushagen            Russel M. Smith
     Herbert D. Ihle

Otis F. Hilbert, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors of Lutheran Brotherhood pursuant to powers of attorney duly executed by such persons.

                                           /s/ Otis F Hilbert
                                           ---------------------------------
                                           Otis F. Hilbert, Attorney-in-Fact

LB-VA\N-4\1996\sign(a)